SFT Core Bond Fund

Investments in Securities

March 31, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.2%)
Government Obligations (32.9%)
Other Government Obligations (1.7%)
Provincial or Local Government Obligations (1.7%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,557,540
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,188,000	1,586,230
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	300,450
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,270,405
4.926%, 10/01/51	2,055,000	2,549,700
Texas A&M University, 4.000%, 05/15/31	325,000	355,089
		7,619,414
U.S. Government Agencies and Obligations (31.2%)
Federal Home Loan Mortgage Corporation (FHLMC) (5.3%)
1.897%, 10/25/29 (1-Month USD LIBOR + 0.950%)(b)	450,000	292,294
2.165%, 01/25/23 (1-Month USD LIBOR + 0.650%)(b)	58,416	57,563
2.500%, 03/01/28	402,843	420,833
2.500%, 04/01/28	143,086	149,300
3.000%, 08/01/42	486,982	514,765
3.000%, 12/01/42	187,304	197,990
3.000%, 01/01/43	247,984	262,289
3.000%, 02/01/43	580,695	616,279
3.000%, 04/01/43	962,539	1,017,468
3.000%, 10/25/46	278,343	269,182
3.500%, 10/01/25	165,902	174,639
3.500%, 05/01/32	204,908	220,230
3.500%, 03/01/42	810,739	869,909
3.500%, 08/01/42	608,434	652,835
3.500%, 05/25/45	957,556	948,616
4.000%, 09/01/40	684,806	744,724
4.000%, 11/01/40	1,297,060	1,418,895
4.000%, 02/01/41	295,620	320,454
4.000%, 03/01/41	287,352	314,082
4.247%, 10/25/27 (1-Month USD LIBOR + 3.300%)(b)	1,000,000	959,917
4.397%, 10/25/29 (1-Month USD LIBOR + 3.450%)(b)	4,000,000	3,559,622
4.500%, 04/01/23	17,635	18,943
4.500%, 09/01/40	174,366	190,760
4.500%, 01/01/41	560,689	613,865
4.500%, 02/01/41	306,372	335,055
4.500%, 03/01/41	626,825	685,888
4.500%, 04/01/41	480,464	525,989
5.000%, 03/01/23	11,334	12,206
5.000%, 05/01/29	22,424	24,171
5.000%, 04/01/35	89,367	96,247
5.000%, 08/01/35	53,428	59,397
5.000%, 11/01/35	90,647	99,418
5.000%, 11/01/39	534,949	599,284
5.000%, 04/01/40	199,564	218,722
5.000%, 08/01/40	129,798	143,754
5.497%, 10/25/24 (1-Month USD LIBOR + 4.550%)(b)	139,383	132,142
5.500%, 06/01/20	1,385	1,387
5.500%, 10/01/20	14,498	14,565
5.500%, 11/01/23	84,082	91,852
5.500%, 05/01/34	573,982	654,038
5.500%, 10/01/34	183,105	206,513
5.500%, 07/01/35	227,497	257,355
5.500%, 10/01/35	227,485	257,393
5.500%, 12/01/38	123,193	139,299
5.747%, 05/25/28 (1-Month USD LIBOR + 4.800%)(b)	1,700,000	1,599,163
6.000%, 09/01/22	17,617	18,330
6.000%, 11/01/33	294,990	339,549
6.250%, 12/15/23	26,705	28,513
6.497%, 07/25/28 (1-Month USD LIBOR + 5.550%)(b)	3,000,000	2,887,497

See accompanying notes to investments in securities.

6.500%, 09/01/32	$33,020	$39,288
6.500%, 11/01/32	28,061	33,035
6.500%, 06/01/36	165,785	201,742
7.000%, 12/01/37	38,971	46,414
		24,553,660
Federal National Mortgage Association (FNMA) (6.9%)
2.500%, 03/01/27	231,465	241,764
2.500%, 11/01/27	397,017	411,825
2.500%, 03/01/28	257,629	268,481
2.500%, 07/01/28	355,173	371,010
3.000%, 06/01/22	59,859	62,587
3.000%, 09/01/22	42,085	44,003
3.000%, 11/01/27	169,021	177,149
3.000%, 06/01/28	141,343	148,814
3.000%, 09/01/42	134,917	142,614
3.000%, 01/01/46	480,885	508,095
3.500%, 11/01/25	181,488	191,083
3.500%, 01/01/26	222,101	233,847
3.500%, 12/01/32	171,781	184,702
3.500%, 11/01/40	499,116	536,762
3.500%, 01/01/41	579,881	622,056
3.500%, 02/01/41	802,200	861,722
3.500%, 04/01/41	301,186	323,158
3.500%, 11/01/41	2,111,979	2,266,241
3.500%, 12/01/41	528,372	566,622
3.500%, 05/01/42	205,373	220,292
3.500%, 01/01/43	506,314	543,064
3.500%, 02/01/43	449,533	485,072
3.500%, 05/01/43	1,668,718	1,793,598
4.000%, 06/25/23	52,715	53,832
4.000%, 12/01/40	110,054	118,964
4.000%, 04/01/41	1,119,870	1,218,915
4.000%, 09/01/41	449,064	487,404
4.000%, 11/01/41	224,861	242,999
4.000%, 06/01/42	602,807	651,775
4.000%, 09/01/43	369,581	399,586
4.500%, 04/01/21	749	781
4.500%, 04/01/25	32,103	34,164
4.500%, 05/25/34	537,000	628,167
4.500%, 05/01/35	222,068	243,070
4.500%, 07/01/35	370,481	405,321
4.500%, 09/01/37	152,851	167,408
4.500%, 06/01/39	154,940	169,665
4.500%, 04/01/41	1,341,783	1,489,226
4.500%, 07/01/41	1,164,642	1,275,912
4.500%, 07/01/47	397,105	437,309
4.597%, 09/25/29 (1-Month USD LIBOR + 3.650%)(b)	250,000	180,442
5.000%, 10/01/20	4,841	5,080
5.000%, 06/25/23	50,046	52,455
5.000%, 07/01/23	37,090	39,946
5.000%, 11/01/33	169,599	187,764
5.000%, 03/01/34	171,404	189,498
5.000%, 05/01/34	38,784	42,953
5.000%, 12/01/34	185,028	204,844
5.000%, 07/01/35	164,538	182,156
5.000%, 08/01/35	53,471	59,411
5.000%, 03/01/38	84,812	94,228
5.000%, 04/01/38	113,700	127,430
5.000%, 06/01/39	96,835	108,771
5.000%, 12/01/39	399,071	449,977
5.000%, 06/01/40	58,308	64,843
5.000%, 04/01/41	352,578	394,925
5.247%, 02/25/25 (1-Month USD LIBOR + 4.300%)(b)	1,564,004	1,471,792
5.347%, 01/25/24 (1-Month USD LIBOR + 4.400%)(b)	91,303	85,016
5.397%, 01/25/29 (1-Month USD LIBOR + 4.450%)(b)	1,904,410	1,817,522
5.500%, 08/01/23	22,742	24,843
5.500%, 02/01/24	35,201	38,453
5.500%, 04/01/33	525,204	593,107
5.500%, 05/01/33	9,536	10,700
5.500%, 12/01/33	62,735	70,863

See accompanying notes to investments in securities.

5.500%, 01/01/34	$125,617	$141,890
5.500%, 02/01/34	134,844	151,699
5.500%, 03/01/34	206,739	234,357
5.500%, 04/01/34	125,112	140,983
5.500%, 05/01/34	4,698	5,141
5.500%, 09/01/34	167,016	185,144
5.500%, 10/01/34	50,275	56,791
5.500%, 01/01/35	81,912	92,538
5.500%, 02/01/35	222,179	248,192
5.500%, 04/01/35	221,882	250,702
5.500%, 06/01/35	37,868	41,614
5.500%, 08/01/35	128,530	145,007
5.500%, 10/01/35	315,980	360,618
5.500%, 11/01/35	64,481	73,294
5.500%, 09/01/36	115,081	129,985
5.500%, 12/01/39	78,835	89,329
6.000%, 08/01/23	29,245	30,754
6.000%, 09/01/32	11,923	13,684
6.000%, 10/01/32	410,804	472,032
6.000%, 11/01/32	363,110	417,290
6.000%, 03/01/33	356,490	408,975
6.000%, 04/01/33	23,357	25,880
6.000%, 12/01/33	114,252	131,415
6.000%, 08/01/34	37,706	42,542
6.000%, 09/01/34	19,201	22,086
6.000%, 11/01/34	12,632	14,087
6.000%, 12/01/34	95,072	109,469
6.000%, 11/01/36	11,423	13,135
6.000%, 01/01/37	120,589	138,634
6.000%, 08/01/37	70,052	80,466
6.000%, 12/01/37	5,122	5,664
6.000%, 10/01/38	145,383	169,677
6.500%, 11/01/23	20,915	22,174
6.500%, 12/01/31	58,826	70,167
6.500%, 02/01/32	181,919	218,464
6.500%, 04/01/32	129,714	153,002
6.500%, 05/01/32	30,507	34,776
6.500%, 07/01/32	251,933	296,877
6.500%, 08/01/32	97,070	114,692
6.500%, 09/01/32	68,044	80,768
6.500%, 10/01/32	89,360	105,808
6.500%, 09/01/34	9,910	11,457
6.500%, 11/01/34	5,038	5,935
6.500%, 03/01/35	71,819	84,220
6.500%, 02/01/36	14,273	15,817
6.500%, 09/01/37	64,027	74,811
6.500%, 11/01/37	40,579	48,643
7.000%, 07/01/31	52,063	63,452
7.000%, 09/01/31	156,603	185,303
7.000%, 11/01/31	176,244	206,396
7.000%, 02/01/32	80,698	96,082
7.000%, 03/01/32	16,165	19,522
7.000%, 07/01/32	68,469	80,528
7.000%, 10/01/37	15,354	16,465
7.500%, 07/25/22	8,825	9,105
7.500%, 04/01/31	83,432	96,241
7.500%, 05/01/31	20,004	23,070
		32,302,927
Government National Mortgage Association (GNMA) (2.8%)
0.004%, 06/17/45 (b) (c)	351,289	37
0.643%, 07/16/40 (b) (c)	21,687	—
1.000%, 12/20/42	102,843	99,024
3.000%, 03/15/45	1,264,907	1,339,142
3.000%, 04/15/45	2,226,170	2,356,195
3.000%, 05/15/45	120,001	127,453
3.250%, 04/20/33	140,398	149,216
3.250%, 03/20/35	1,061,023	1,127,894
3.250%, 11/20/35	559,854	594,318
3.250%, 01/20/36	986,027	1,046,728
3.500%, 11/15/40	70,101	75,594

See accompanying notes to investments in securities.

3.500%, 04/20/46	$690,753	$734,214
3.750%, 03/20/46	900,403	966,598
4.000%, 07/20/31	320,889	345,371
4.000%, 04/20/39	212,506	228,514
4.000%, 12/20/40	680,285	749,994
4.000%, 01/15/41	43,363	46,962
4.000%, 02/15/41	318,780	349,563
4.000%, 10/15/41	215,582	234,038
4.000%, 12/20/44	114,456	124,749
4.500%, 06/15/40	215,136	242,320
5.000%, 05/15/33	69,062	76,632
5.000%, 12/15/39	82,245	93,871
5.000%, 01/15/40	883,988	975,651
5.000%, 07/15/40	231,402	257,296
5.500%, 07/15/38	227,434	258,537
5.500%, 10/15/38	297,593	341,143
8.500%, 10/15/22	6,015	6,041
		12,947,095
U.S. Treasury (16.2%)
U.S. Treasury Bond
2.250%, 08/15/49	16,790,000	20,454,286
2.375%, 11/15/49	6,235,000	7,767,933
5.375%, 02/15/31 (d)	5,115,000	7,598,572
U.S. Treasury Note
0.375%, 03/31/22	8,700,000	8,725,149
0.500%, 03/31/25	16,125,000	16,223,895
0.625%, 03/31/27	2,475,000	2,508,962
1.125%, 02/28/22	650,000	660,791
1.125%, 02/28/27	5,145,000	5,345,776
1.375%, 05/31/20	550,000	551,158
1.435%, 02/15/49	5,000,000	3,312,047
1.500%, 02/15/30	1,625,000	1,749,605
1.750%, 12/31/20	425,000	430,412
2.250%, 02/15/27 (d)	150,000	167,279
2.750%, 02/15/28	200,000	233,156
		75,729,021
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, 7.793%, 02/15/25	23,894	26,334
Total government obligations (cost: $145,266,001)		153,178,451

Asset-Backed Securities (14.7%)
AmeriCredit Automobile Receivables Trust, 3.180%, 07/18/23	3,250,000	3,225,958
Bank of The West Auto Trust, 3.210%, 04/15/25 (e)	2,293,000	2,281,465
Bear Stearns Asset Backed Securities Trust, 1.922%, 02/25/34 (1-Month USD LIBOR + 0.975%)(b)	361,951	298,084
California Republic Auto Receivables Trust, 3.430%, 02/15/22	1,000,000	999,992
CarMax Auto Owner Trust, 2.950%, 11/15/23	1,950,000	1,867,185
Chase Funding Trust
1.507%, 02/25/33 (1-Month USD LIBOR + 0.560%)(b)	155,233	131,728
1.587%, 08/25/32 (1-Month USD LIBOR + 0.640%)(b)	120,225	105,526
Chesapeake Funding II LLC
3.260%, 11/15/29 (e)	375,000	359,912
3.380%, 08/15/29 (e)	275,000	273,600
3.570%, 04/15/30 (e)	1,200,000	1,204,738
3.710%, 05/15/29 (e)	1,885,000	1,883,528
Commonbond Student Loan Trust
2.550%, 05/25/41 (e)	381,593	385,207
5.280%, 05/25/41 (e)	51,878	54,882
Commonbond Student Loan Trust 2018-A-GS
1.447%, 02/25/44 (1-Month USD LIBOR + 0.500%)(b) (e)	706,182	687,293
3.210%, 02/25/44 (e)	1,795,195	1,817,289
Commonbond Student Loan Trust 2019-A-GS, 2.540%, 01/25/47 (e)	4,076,933	4,121,247
Drive Auto Receivables Trust, 5.300%, 07/15/24 (e)	1,045,000	1,051,925
Earnest Student Loan Program LLC
2.650%, 01/25/41 (e)	3,193,446	3,182,040
2.720%, 01/25/41 (e)	268,478	270,055
3.020%, 05/25/34 (e)	360,421	357,882
Entergy Gulf States Reconstruction Funding 1 LLC, 5.930%, 06/29/22	219,794	222,283
Exeter Automobile Receivables Trust 2015-3, 6.550%, 10/17/22 (e)	1,830,020	1,831,780
Exeter Automobile Receivables Trust 2016-2, 8.250%, 04/17/23 (e)	1,800,000	1,808,691

See accompanying notes to investments in securities.

Foursight Capital Automobile Receivables Trust
3.710%, 01/18/22 (e)	$1,485,000	$1,484,720
5.280%, 08/15/24 (e)	3,850,000	3,881,751
GM Financial Consumer Automobile Receivables Trust, 2.770%, 07/17/23	800,000	796,800
Home Partners of America 2018-1 Trust, 1.700%, 07/17/37 (1-Month USD LIBOR + 0.900%)(b) (e)	1,585,446	1,444,854
Invitation Homes 2018-SFR1 Trust
2.050%, 03/17/37 (1-Month USD LIBOR + 1.250%)(b) (e)	3,500,000	3,010,610
2.250%, 03/17/37 (1-Month USD LIBOR + 1.450%)(b) (e)	1,000,000	834,377
Invitation Homes 2018-SFR3 Trust
1.800%, 07/17/37 (1-Month USD LIBOR + 1.000%)(b) (e)	2,010,756	1,864,889
2.450%, 07/17/37 (1-Month USD LIBOR + 1.650%)(b) (e)	1,500,000	1,254,894
Invitation Homes 2018-SFR4 Trust, 2.200%, 01/17/38 (1-Month USD LIBOR + 1.400%)(b) (e)	4,300,000	3,735,081
Invitation Homes Trust, 1.985%, 06/17/37 (1-Month USD LIBOR + 1.280%)(b) (e)	1,500,000	1,318,762
Morgan Stanley Dean Witter Capital I, Inc., 1.507%, 08/25/32 (1-Month USD LIBOR + 0.560%)(b)	178,343	161,095
Progress Residential 2018-SFR1 Trust, 3.684%, 03/17/35 (e)	500,000	484,185
Progress Residential 2019-SFR2 Trust, 3.446%, 05/17/36 (e)	2,500,000	2,438,063
Progress Residential Trust, 3.565%, 08/17/34 (e)	1,525,000	1,453,305
Saxon Asset Securities Trust, 1.487%, 03/25/35 (1-Month USD LIBOR + 0.540%)(b)	270,238	220,067
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (e)	1,500,000	1,474,070
Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (e)	1,200,000	1,171,374
Towd Point Mortgage Trust
3.000%, 06/25/58 (b) (e)	3,571,804	3,503,701
3.750%, 04/25/55 (b) (e)	1,455,000	1,369,011
4.449%, 11/25/57 (b) (e)	3,154,000	3,104,469
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (e)	1,300,000	1,261,029
Westlake Automobile Receivables Trust 2017-1, 5.050%, 08/15/24 (e)	725,000	725,015
Westlake Automobile Receivables Trust 2017-2, 4.630%, 07/15/24 (e)	850,000	848,309
Westlake Automobile Receivables Trust 2018-1, 2.920%, 05/15/23 (e)	2,470,570	2,443,206
Total asset-backed securities (cost: $71,733,043)		68,705,927

Other Mortgage-Backed Securities (13.3%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (7.3%)
Agate Bay Mortgage Trust, 3.802%, 01/25/45 (b) (e)	238,224	226,094
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	67,803	43,424
Bellemeade Re 2018-1, Ltd., 2.547%, 04/25/28 (1-Month USD LIBOR + 1.600%)(b) (e) (f)	1,404,813	1,394,132
Bellemeade Re 2018-3, Ltd., 2.797%, 10/25/28 (1-Month USD LIBOR + 1.850%)(b) (e) (f)	3,525,737	3,504,837
Citigroup Mortgage Loan Trust, Inc., 3.000%, 09/25/64 (b) (e)	382,694	381,181
COLT 2018-3 Mortgage Loan Trust, 3.692%, 10/26/48 (b) (e)	979,775	968,961
COLT 2019-2 Mortgage Loan Trust, 3.337%, 05/25/49 (b) (e)	2,275,234	2,226,323
CSMC Trust
3.328%, 08/25/43 (b) (e)	3,354,917	3,153,177
3.500%, 06/25/47 (b) (e)	2,550,000	2,402,327
Eagle RE 2020-1 Ltd, 2.397%, 01/25/30 (b) (e)	4,725,000	4,300,442
GS Mortgage-Backed Securities Trust, 3.119%, 07/25/44 (b) (e)	2,585,137	1,752,261
JP Morgan Mortgage Trust
3.367%, 10/25/46 (b) (e)	299,263	275,988
3.399%, 06/25/29 (b) (e)	208,295	196,730
3.629%, 05/25/43 (b) (e)	322,848	300,890
4.115%, 11/25/33 (b)	95,982	85,721
MRFC Mortgage Pass-Through Trust Series 1998-2, 6.750%, 06/25/28	5,143	4,989
Prudential Home Mortgage Securities
7.666%, 09/28/24 (b) (e)	406	377
7.900%, 04/28/22 (e)	395	394
PSMC Trust, 3.500%, 02/25/48 (b) (e)	3,051,570	3,044,846
Radnor RE 2019-1, Ltd., 2.897%, 02/25/29 (1-Month USD LIBOR + 1.950%)(b) (e) (f)	1,065,455	1,061,615
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)	2,602,000	2,380,323
4.000%, 08/25/56 (b) (e)	1,200,000	1,102,073
Sequoia Mortgage Trust
3.183%, 11/25/30 (b) (e)	571,307	539,985
3.518%, 06/25/43 (b)	1,719,686	1,573,908
3.703%, 07/25/45 (b) (e)	439,478	420,511
3.875%, 01/25/45 (b) (e)	360,842	342,536
Structured Asset Mortgage Investments, Inc., 6.750%, 05/02/30 (b)	9,970	862
WinWater Mortgage Loan Trust 2015-4, 3.770%, 06/20/45 (b) (e)	2,826,546	2,524,518
		34,209,425
Commercial Mortgage-Backed Securities (6.0%)
BAMLL Commercial Mortgage Securities Trust 2014-520M, 4.185%, 08/15/46 (b) (e)	1,350,000	1,386,803
BB-UBS Trust, 4.026%, 11/05/36 (b) (e)	1,000,000	908,884

See accompanying notes to investments in securities.

CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	$500,000	$526,897
Citigroup Commercial Mortgage Trust 2018-TBR, 1.535%, 12/15/36 (1-Month USD LIBOR + 0.830%)(b) (e)	4,000,000	3,163,450
CSMC Trust, 3.304%, 09/15/37 (e)	400,000	393,584
Hometown Commercial Mortgage, 6.057%, 06/11/39 (e)	28,292	13,683
Irvine Core Office Trust, 2.068%, 05/15/48 (e)	173,252	168,253
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,078,404
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	236,890
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (e)	700,000	682,929
One Market Plaza Trust, 3.614%, 02/10/32 (e)	2,500,000	2,425,965
UBS Commercial Mortgage Trust
3.580%, 12/15/50	3,500,000	3,724,937
3.724%, 06/15/50	5,500,000	5,520,072
4.061%, 12/15/50 (b)	1,505,000	1,542,372
Wells Fargo Commercial Mortgage Trust
2.814%, 08/15/49	2,705,000	2,581,539
3.184%, 04/15/50	1,544,000	1,568,964
3.637%, 06/15/48	1,905,000	1,977,214
		27,900,840
Total other mortgage-backed securities (cost: $66,152,537)		62,110,265

Corporate Obligations (38.3%)
Basic Materials (0.3%)
Chemicals (0.3%)
Albemarle Corp., 2.742%, 11/15/22 (3-Month USD LIBOR + 1.050%)(b) (e)	1,530,000	1,456,923
Communications (2.0%)
Media (0.8%)
Comcast Corp., 3.300%, 04/01/27	2,120,000	2,276,025
Fox Corp., 3.050%, 04/07/25 (g)	1,375,000	1,383,935
		3,659,960
Telecommunication (1.2%)
AT&T, Inc., 4.850%, 07/15/45	1,850,000	1,967,858
Crown Castle Towers LLC, 3.222%, 05/15/42 (e)	2,375,000	2,375,877
Verizon Communications, Inc., 2.792%, 05/15/25 (3-Month USD LIBOR + 1.100%)(b)	1,500,000	1,367,285
		5,711,020
Consumer Cyclical (2.3%)
Auto/Truck Parts & Equipment — Original (1.5%)
Ford Motor Credit Co. LLC, 5.750%, 02/01/21	2,190,000	2,124,300
General Motors Financial Co., Inc., 2.728%, 04/09/21 (3-Month USD LIBOR + 0.850%)(b)	1,650,000	1,485,438
Hyundai Capital America
2.850%, 11/01/22 (e)	3,000,000	2,929,580
3.250%, 09/20/22 (e)	625,000	612,133
		7,151,451
Health Care Products (0.2%)
Baxter International, Inc., 3.950%, 04/01/30 (e)	750,000	804,147

Retail (0.6%)
AutoZone, Inc., 4.000%, 04/15/30	1,000,000	1,022,041
Lowe’s Cos., Inc., 5.125%, 04/15/50	1,485,000	1,792,911
		2,814,952
Consumer, Non-cyclical (1.4%)
Agricultural Products (0.2%)
Altria Group, Inc., 5.800%, 02/14/39	955,000	1,045,459

Drugstore Chains (0.9%)
CVS Pass-Through Trust
5.298%, 01/11/27 (e)	949,663	1,058,051
5.880%, 01/10/28	334,436	388,857
6.036%, 12/10/28	2,023,611	2,195,982
6.943%, 01/10/30	517,710	644,917
		4,287,807
Pharmaceuticals (0.3%)
McKesson Corp., 3.650%, 11/30/20	1,275,000	1,284,156

See accompanying notes to investments in securities.

Energy (4.0%)
Oil, Gas & Consumable Fuels (0.4%)
Marathon Petroleum Corp., 5.850%, 12/15/45	$2,270,000	$1,881,918

Pipelines (3.6%)
Boardwalk Pipelines L.P., 4.800%, 05/03/29	1,095,000	825,066
Cheniere Energy Partners L.P., 5.250%, 10/01/25	2,000,000	1,840,000
El Paso Natural Gas Co. LLC, 8.375%, 06/15/32	675,000	788,122
Enterprise Products Operating LLC, 4.358%, 06/01/67 (3-Month USD LIBOR + 2.778%)(b)	2,180,000	1,199,000
EQM Midstream Partners L.P., 6.500%, 07/15/48	975,000	535,958
MPLX L.P.
2.099%, 09/09/22 (3-Month USD LIBOR + 1.100%)(b)	2,230,000	2,074,744
5.250%, 01/15/25 (e)	2,450,000	2,100,037
5.500%, 02/15/49	1,700,000	1,433,682
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,004,158
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,230,674
Western Midstream Operating L.P.
3.950%, 06/01/25	2,250,000	1,138,154
5.250%, 02/01/50	1,665,000	689,931
		16,859,526
Financial (13.3%)
Banks (9.7%)
American Express Credit Corp., 1.791%, 09/14/20 (3-Month USD LIBOR + 1.050%)(b)	1,890,000	1,879,767
Bank of America Corp., 3.974%, 02/07/30 (3-Month USD LIBOR + 1.210%)(b)	4,040,000	4,354,840
Barclays PLC, 3.459%, 01/10/23 (3-Month USD LIBOR + 1.625%)(b) (f)	3,300,000	3,172,983
BBVA USA
3.500%, 06/11/21	850,000	845,559
3.875%, 04/10/25	2,500,000	2,366,349
Citibank NA, 2.295%, 05/20/22 (3-Month USD LIBOR + 0.600%)(b)	3,650,000	3,526,971
Citigroup, Inc., 4.400%, 06/10/25	1,500,000	1,568,375
Citizens Bank NA/Providence, 2.325%, 03/29/23 (3-Month USD LIBOR + 0.950%)(b)	3,150,000	3,012,746
Discover Bank, 3.450%, 07/27/26	1,900,000	1,857,423
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%)(b) (f)	1,875,000	1,873,294
JPMorgan Chase & Co.
3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%)(b)	1,500,000	1,543,586
4.600%, 02/01/25 (b)	2,375,000	2,078,600
4.753%, 07/01/20 (3-Month USD LIBOR + 3.320%)(b)	1,700,000	1,475,600
5.240%, 04/30/20 (3-Month USD LIBOR + 3.470%)(b)	734,000	655,286
Morgan Stanley
3.125%, 07/27/26	800,000	820,373
5.500%, 07/28/21	740,000	768,339
Regions Financial Corp., 3.800%, 08/14/23	1,675,000	1,695,914
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,585,444
The Goldman Sachs Group, Inc., 2.557%, 10/31/22 (3-Month USD LIBOR + 0.780%)(b)	1,050,000	1,011,451
Truist Bank, 2.282%, 05/17/22 (3-Month USD LIBOR + 0.590%)(b)	2,850,000	2,779,218
Truist Financial Corp., 5.050%, 12/15/24 (3-Month USD LIBOR + 3.102%)(b)	2,475,000	2,202,750
US Bancorp
3.000%, 07/30/29	765,000	760,207
5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%)(b)	800,000	768,000
Wells Fargo & Co., 3.000%, 10/23/26	1,100,000	1,124,357
Zions Bancorp NA, 3.500%, 08/27/21	650,000	649,342
		45,376,774
Diversified Financial Services (1.6%)
Block Financial LLC, 4.125%, 10/01/20	2,050,000	2,034,800
DY7 Leasing LLC, 2.578%, 12/10/25	60,234	62,170
Export Leasing 2009 LLC, 1.859%, 08/28/21	38,339	38,493
Helios Leasing I LLC
1.825%, 05/16/25	69,741	70,529
2.018%, 05/29/24	99,277	100,857
Pine Street Trust I, 4.572%, 02/15/29 (e)	1,450,000	1,376,037
Raymond James Financial, Inc., 4.650%, 04/01/30	1,375,000	1,430,345
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%)(b)	2,200,000	2,002,000
Union 16 Leasing LLC, 1.863%, 01/22/25	110,564	111,956
		7,227,187
Insurance (1.5%)
AXA Equitable Holdings, Inc., 5.000%, 04/20/48	2,270,000	2,142,168
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (e) (h)	2,500,000	2,400,083

See accompanying notes to investments in securities.

Unum Group, 5.750%, 08/15/42 (h)	$2,310,000	$2,246,598
		6,788,849
Real Estate Investment Trust — Office Property (0.4%)
SL Green Operating Partnership L.P., 2.672%, 08/16/21 (3-Month USD LIBOR + 0.980%)(b)	2,000,000	1,946,282

Real Estate Investment Trust — Residential (0.1%)
UDR, Inc., 4.000%, 10/01/25	400,000	422,535

Health Care (1.1%)
Health Care Providers & Services (0.7%)
NYU Langone Hospitals, 4.428%, 07/01/42	1,480,000	1,607,799
Sinai Health System, 3.034%, 01/20/36	1,315,000	1,397,557
		3,005,356
Medical Products/Supplies (0.4%)
Bio-Rad Laboratories, Inc., 4.875%, 12/15/20	1,985,000	2,012,356

Industrials (1.3%)
Aerospace & Defense (0.3%)
General Dynamics Corp., 3.000%, 05/11/21	1,500,000	1,511,542

Machinery (0.4%)
Wabtec Corp., 2.041%, 09/15/21 (3-Month USD LIBOR + 1.300%)(b)	1,925,000	1,868,543

Transportation (0.6%)
AP Moller - Maersk AS, 4.500%, 06/20/29 (e) (f)	975,000	990,994
CSX Corp.
4.250%, 11/01/66	1,085,000	1,079,813
4.750%, 11/15/48	625,000	719,510
		2,790,317
Technology (0.7%)
Computers (0.7%)
Dell International LLC / EMC Corp.
4.900%, 10/01/26 (e)	1,800,000	1,771,545
5.300%, 10/01/29 (e)	1,475,000	1,504,678
		3,276,223
Transportation (4.5%)
Airlines (4.5%)
Air Canada 2013-1 Class B Pass Through Trust, 5.375%, 11/15/22 (e) (f)	740,112	750,268
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (e) (f)	2,007,960	2,171,317
America West Airlines 2000-1 Pass Through Trust, 8.057%, 01/02/22	434,598	436,302
American Airlines 2013-1 Class B Pass Through Trust, 5.625%, 07/15/22 (e)	947,130	941,262
American Airlines 2013-2 Class B Pass Through Trust, 5.600%, 01/15/22 (e)	767,440	761,684
American Airlines 2015-1 Class B Pass Through Trust, 3.700%, 11/01/24	1,285,323	1,151,413
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	987,629	992,931
British Airways 2013-1 Class B Pass Through Trust, 5.625%, 12/20/21 (e)	38,328	38,045
British Airways 2019-1 Class A Pass Through Trust, 3.350%, 12/15/30 (e)	1,460,000	1,374,667
Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/21	511,811	511,479
Delta Air Lines 2012-1 Class A Pass Through Trust, 4.750%, 11/07/21	279,175	279,258
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	1,287,551	1,180,720
Delta Air Lines 2020 Class A Pass Through Trust, 2.500%, 12/10/29	1,900,000	1,720,215
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	1,832,805	1,743,737
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	412,834	397,560
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	1,597,411	1,494,554
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/27	969,583	785,340
United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/29	1,515,000	1,266,702
US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/22	1,684,789	1,631,243
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	1,062,791	1,014,628
		20,643,325
Utilities (7.4%)
Electric Companies (0.5%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (e)	1,900,000	2,275,759

Electric Utilities (4.8%)
Cleco Corporate Holdings LLC, 3.743%, 05/01/26	1,125,000	1,102,195
Entergy Mississippi LLC, 3.250%, 12/01/27	1,100,000	1,109,276
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	1,841,686
Eversource Energy, 3.800%, 12/01/23	2,400,000	2,556,539
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	2,000,000	2,252,334

See accompanying notes to investments in securities.

IPALCO Enterprises, Inc.
3.450%, 07/15/20	$1,400,000	$1,399,789
3.700%, 09/01/24	1,175,000	1,217,746
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	2,033,301
PPL Capital Funding, Inc., 4.040%, 03/30/67 (3-Month USD LIBOR + 2.665%)(b)	2,175,000	1,392,000
Southern Power Co., 4.950%, 12/15/46	2,450,000	2,381,295
Vistra Operations Co. LLC, 3.700%, 01/30/27 (e)	2,550,000	2,270,002
Xcel Energy, Inc., 3.500%, 12/01/49	3,040,000	2,674,954
		22,231,117
Electric — Integrated (1.4%)
Ameren Corp., 3.500%, 01/15/31 (g)	2,150,000	2,137,173
Edison International, 4.950%, 04/15/25 (g)	1,375,000	1,392,981
Exelon Corp., 4.700%, 04/15/50	1,410,000	1,452,370
Florida Power & Light Co., 2.850%, 04/01/25	1,450,000	1,511,769
		6,494,293
Gas Utilities (0.7%)
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,605,000	2,724,627
4.400%, 05/30/47	775,000	767,132
		3,491,759
Total corporate obligations (cost: $187,590,388)		178,319,536
Total long-term debt securities (cost: $470,741,969)		462,314,179

	Shares
Short-Term Securities (2.3%)
Investment Companies (2.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.321% (i)	10,880,907	10,880,907
Total short-term securities (cost: $10,880,907)		10,880,907
Total investments in securities (cost: $481,622,876) (j)		473,195,086
Liabilities in excess of cash and other assets (-1.5%)		(7,001,350)
Total net assets (100.0%)		$466,193,736

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Variable rate security.
(c)

Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2020, securities with an aggregate market value of $1,597,066 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	June 2020	202	Long	$24,494,567	$25,322,594	$828,027
10 Year U.S. Ultra	June 2020	143	Short	(21,048,561)	(22,312,469)	(1,263,908)
U.S. Long Bond	June 2020	267	Long	44,253,851	47,809,688	3,555,837
U.S. Ultra Bond	June 2020	61	Short	(12,277,043)	(13,534,375)	(1,257,332)
					$37,285,438	$1,862,624

(e)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid.

(f)	Foreign security: The Fund held 3.2% of net assets in foreign securities at March 31, 2020.
(g)	Security is issued on a when-issued or forward commitment basis. As of March 31, 2020 the total cost of investments issued on a when-issued or forward commitment basis was $4,889,583.
(h)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be illiquid.

(i)	All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of March 31, 2020.
(j)	At March 31, 2020 the cost of investments for federal income tax purposes was $483,643,698. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$14,570,945
Gross unrealized depreciation	(23,156,933)
Net unrealized depreciation	$(8,585,988)

See accompanying notes to investments in securities.

SFT Dynamic Managed Volatility Fund

Investments in Securities

March 31, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (33.2%)
Government Obligations (3.3%)
U.S. Government Agencies and Obligations (3.3%)
Federal Home Loan Mortgage Corporation (FHLMC) (0.1%)
3.000%, 09/01/43	$118,620	$125,387
3.500%, 10/01/44	189,578	202,708
3.500%, 11/01/44	184,366	196,908
3.500%, 12/01/44	195,617	208,852
		733,855
Federal National Mortgage Association (FNMA) (0.2%)
3.000%, 04/01/43	189,509	200,315
3.000%, 05/01/43	77,420	81,838
3.000%, 06/01/43	241,106	254,848
3.500%, 08/01/42	100,499	107,835
3.500%, 02/01/43	112,383	121,268
		766,104
U.S. Treasury (3.0%)
U.S. Treasury Note, 2.625%, 12/15/21	15,000,000	15,616,406
Total government obligations (cost: $16,376,915)		17,116,365

Other Mortgage-Backed Securities (0.3%)
Commercial Mortgage-Backed Securities (0.3%)
Bank 2019-BNK18, 3.584%, 05/15/62	1,500,000	1,621,872
Total other mortgage-backed securities (cost: $1,544,595)		1,621,872

Corporate Obligations (29.6%)
Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien, Ltd., 3.000%, 04/01/25 (b)	1,000,000	955,384

Mining (0.0%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (b)	122,000	117,272

Communications (2.0%)
Cable/Satellite TV (0.4%)
Comcast Corp.
4.200%, 08/15/34 (c)	500,000	570,954
4.650%, 07/15/42 (c)	250,000	315,939
6.400%, 05/15/38	1,000,000	1,445,481
		2,332,374
Diversified Telecommunication Services (0.8%)
AT&T, Inc.
4.100%, 02/15/28	803,000	842,564
4.350%, 06/15/45	250,000	264,011
4.500%, 05/15/35	1,000,000	1,065,772
4.850%, 07/15/45	1,000,000	1,063,707
Verizon Communications, Inc., 5.250%, 03/16/37	1,000,000	1,270,120
		4,506,174
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	1,000,000	1,194,572

Media (0.2%)
ViacomCBS, Inc.
3.500%, 01/15/25	750,000	698,774
4.000%, 01/15/26	250,000	245,459
		944,233
Telecommunication (0.3%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (d)	1,000,000	1,000,013
Vodafone Group PLC, 4.125%, 05/30/25 (b)	500,000	532,368
		1,532,381

See accompanying notes to investments in securities.

Wireless Telecommunication Services (0.1%)
Rogers Communications, Inc., 4.100%, 10/01/23 (b)	$250,000	$267,428

Consumer Cyclical (0.8%)
Auto/Truck Parts & Equipment — Original (0.1%)
Harley-Davidson Financial Services, Inc., 3.550%, 05/21/21 (d)	575,000	584,757

Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	1,074,713

Home Furnishings (0.2%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,036,298

Retail (0.3%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	996,700
Target Corp., 3.500%, 07/01/24 (c)	750,000	799,635
		1,796,335
Consumer Staples (1.1%)
Beverages (0.1%)
The Coca-Cola Co., 3.200%, 11/01/23 (c)	500,000	556,106

Consumer Products — Miscellaneous (0.2%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	811,570

Food Products (0.4%)
Archer-Daniels-Midland Co., 3.750%, 09/15/47	1,000,000	1,122,764
General Mills, Inc., 4.150%, 02/15/43	1,000,000	1,007,959
		2,130,723
Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,107,206

Personal Care (0.2%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,076,670

Consumer, Non-cyclical (1.7%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	1,006,659

Commercial Service — Finance (0.1%)
Moody’s Corp., 4.875%, 02/15/24	250,000	270,209

Diagnostic Equipment (0.5%)
Abbott Laboratories
3.875%, 09/15/25	750,000	810,574
4.750%, 11/30/36	1,000,000	1,274,236
4.750%, 04/15/43	250,000	319,729
		2,404,539
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	157,838	196,621

Food (0.4%)
Mars, Inc., 3.950%, 04/01/49 (d)	1,000,000	1,083,475
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,182,506
		2,265,981
Pharmaceuticals (0.5%)
Bristol-Myers Squibb Co., 3.875%, 08/15/25 (d)	1,000,000	1,145,449
Novartis Capital Corp., 3.400%, 05/06/24 (c)	500,000	535,501
Takeda Pharmaceutical Co., Ltd., 5.000%, 11/26/28 (b)	1,000,000	1,139,970
		2,820,920
Energy (3.2%)
Oil & Gas (0.7%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	953,747
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,077,893
Cimarex Energy Co., 3.900%, 05/15/27	1,000,000	669,621
Valero Energy Corp., 4.350%, 06/01/28	1,000,000	951,783
		3,653,044
Oil, Gas & Consumable Fuels (0.9%)
Apache Corp., 3.250%, 04/15/22	74,000	55,559
Chevron Corp., 3.191%, 06/24/23 (c)	250,000	261,338

See accompanying notes to investments in securities.

EOG Resources, Inc., 2.625%, 03/15/23	$250,000	$242,984
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	664,936
Noble Energy, Inc., 3.900%, 11/15/24	1,000,000	824,793
Phillips 66, 4.650%, 11/15/34	1,000,000	930,083
Total Capital International SA, 3.750%, 04/10/24 (b)	750,000	786,438
Valero Energy Corp., 3.650%, 03/15/25	1,000,000	970,135
		4,736,266
Pipelines (1.6%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	1,000,000	985,196
Energy Transfer Operating L.P., 4.900%, 03/15/35	1,000,000	780,212
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	246,095
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	1,035,376
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	721,967
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	880,212
MPLX L.P., 5.250%, 01/15/25	500,000	428,579
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	216,601
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (d)	1,500,000	1,368,844
Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/24	1,000,000	882,171
The Williams Cos., Inc.
3.750%, 06/15/27	500,000	458,017
4.300%, 03/04/24	500,000	467,863
		8,471,133
Financial (9.6%)
Banks (4.1%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	772,390
Bank of America Corp.
3.950%, 04/21/25	1,000,000	1,051,288
4.183%, 11/25/27	1,000,000	1,033,663
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (e)	1,000,000	1,149,987
5.700%, 01/24/22	250,000	261,314
Barclays Bank PLC, 2.650%, 01/11/21 (b)	1,000,000	999,383
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,536,785
4.750%, 07/15/21	250,000	257,263
Citigroup, Inc.
3.300%, 04/27/25	750,000	758,483
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338%) (e)	1,000,000	1,065,690
Discover Bank
3.100%, 06/04/20	1,000,000	998,500
4.250%, 03/13/26	500,000	500,872
Fifth Third Bank, 3.950%, 07/28/25	1,000,000	1,051,871
HSBC Bank USA NA, 4.875%, 08/24/20	250,000	251,810
JPMorgan Chase & Co.
3.125%, 01/23/25	1,000,000	1,037,341
4.500%, 01/24/22	250,000	261,130
KeyBank NA, 3.180%, 10/15/27	1,000,000	1,003,306
PNC Bank NA
2.450%, 07/28/22	1,000,000	995,896
3.800%, 07/25/23	250,000	263,921
4.050%, 07/26/28	1,000,000	1,115,461
Regions Financial Corp., 3.800%, 08/14/23	2,000,000	2,024,973
Sterling Bancorp, 3.500%, 06/08/20	1,000,000	995,489
Synchrony Bank, 3.000%, 06/15/22	1,000,000	993,094
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	1,000,000	1,031,080
Truist Bank, 2.750%, 05/01/23	250,000	254,123
		21,665,113
Capital Markets (0.4%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	987,280
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (e)	1,000,000	1,012,589
		1,999,869
Diversified Financial Services (1.2%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	1,017,754
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,031,808
Discover Financial Services, 3.750%, 03/04/25	1,000,000	981,146
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	990,668
Pine Street Trust I, 4.572%, 02/15/29 (d)	1,500,000	1,423,487

See accompanying notes to investments in securities.

TD Ameritrade Holding Corp., 2.950%, 04/01/22	$700,000	$684,069
		6,128,932
Insurance (1.6%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	996,312
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	477,413
First American Financial Corp., 4.600%, 11/15/24	750,000	838,087
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	763,574
Manulife Financial Corp., 4.150%, 03/04/26 (b)	750,000	782,114
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,037,792
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	262,839
Old Republic International Corp., 4.875%, 10/01/24	750,000	792,042
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%) (d) (e)	1,000,000	853,560
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	813,255
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,044,431
		8,661,419
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26 (c)	1,000,000	1,010,174

Real Estate Investment Trust — Diversified (0.2%)
Retail Properties of America, Inc., 4.000%, 03/15/25 (c)	1,000,000	1,005,298

Real Estate Investment Trust — Health Care (0.8%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	1,045,025
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	922,216
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	931,529
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,531,084
		4,429,854
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	523,941

Real Estate Investment Trust — Residential (0.1%)
UDR, Inc., 4.000%, 10/01/25	750,000	792,253

Real Estate Investment Trust — Shopping Centers (0.1%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	263,953

Real Estate Investment Trust — Single Tenant (0.2%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	733,825
Tanger Properties L.P., 3.875%, 12/01/23	500,000	520,952
		1,254,777
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	533,668

Specialized REITs (0.5%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	990,748
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,003,419
Goodman US Finance Four LLC, 4.500%, 10/15/37 (d)	500,000	605,060
Healthpeak Properties, Inc., 4.250%, 11/15/23	250,000	236,265
		2,835,492
Health Care (1.9%)
Health Care Providers & Services (0.7%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	1,022,001
Anthem, Inc., 4.375%, 12/01/47	1,000,000	1,075,010
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	258,166
UnitedHealth Group, Inc.
2.750%, 02/15/23 (c)	250,000	255,820
3.750%, 07/15/25 (c)	1,000,000	1,080,659
		3,691,656
Pharmaceuticals (1.2%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,049,409
Allergan Funding SCS, 3.800%, 03/15/25 (b)	670,000	685,975
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	521,757
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,022,432
Eli Lilly & Co., 3.950%, 05/15/47	1,000,000	1,180,767
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,318,488
Mylan, Inc., 4.200%, 11/29/23	500,000	474,300
		6,253,128

See accompanying notes to investments in securities.

Industrials (4.1%)
Aerospace & Defense (1.0%)
General Dynamics Corp., 3.500%, 05/15/25	$1,000,000	$1,065,446
L3Harris Technologies, Inc., 3.832%, 04/27/25	1,000,000	1,040,376
Rockwell Collins, Inc., 3.700%, 12/15/23	500,000	520,877
United Technologies Corp.
4.050%, 05/04/47	1,000,000	1,096,955
4.125%, 11/16/28	1,500,000	1,646,629
		5,370,283
Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	902,852

Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (d)	1,000,000	889,250

Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	1,178,389

Electrical Equipment (0.2%)
Flex. Ltd., 4.750%, 06/15/25 (b)	1,000,000	1,004,842

Electronic Parts Distributions (0.3%)
Avnet, Inc., 3.750%, 12/01/21	1,500,000	1,528,969

Environmental Control (0.4%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	1,081,158
Waste Management, Inc., 3.900%, 03/01/35	1,000,000	1,100,095
		2,181,253
Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	1,000,000	1,004,267

Machinery (0.3%)
Caterpillar Financial Services Corp.
2.850%, 05/17/24	1,000,000	1,021,958
3.750%, 11/24/23 (c)	750,000	789,032
		1,810,990
Miscellaneous Manufacturing (0.4%)
Carlisle Cos., Inc., 3.750%, 12/01/27	1,000,000	1,034,275
Textron, Inc.
3.875%, 03/01/25	750,000	749,924
4.300%, 03/01/24	500,000	508,831
		2,293,030
Road & Rail (0.0%)
Kansas City Southern, 4.300%, 05/15/43	250,000	252,222

Transportation (0.3%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	369,784
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.900%, 02/01/24 (d)	1,000,000	992,905
		1,362,689
Trucking & Leasing (0.4%)
GATX Corp.
3.250%, 03/30/25	1,000,000	1,016,978
4.550%, 11/07/28	1,000,000	1,062,995
		2,079,973
Information Technology (1.3%)
Communications Equipment (0.3%)
Juniper Networks, Inc., 4.500%, 03/15/24	500,000	527,404
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,263,607
		1,791,011
Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (c)	1,000,000	1,271,315

Interactive Media & Services (0.2%)
eBay, Inc., 3.450%, 08/01/24	750,000	757,367

IT Services (0.2%)
Global Payments, Inc., 4.800%, 04/01/26	750,000	746,271

See accompanying notes to investments in securities.

Software (0.4%)
Fiserv, Inc., 3.850%, 06/01/25	$1,000,000	$1,054,470
Oracle Corp., 3.800%, 11/15/37	1,000,000	1,030,153
		2,084,623
Materials (0.8%)
Chemicals (0.6%)
The Dow Chemical Co., 3.500%, 10/01/24	750,000	741,584
The Mosaic Co., 5.450%, 11/15/33	200,000	193,815
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,051,675
Yara International ASA, 4.750%, 06/01/28 (b) (d)	1,000,000	1,008,498
		2,995,572
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	1,000,000	1,006,501

Transportation (0.5%)
Airlines (0.3%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	810,551	748,355
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (d)	701,531	696,162
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	181,932	181,891
		1,626,408
Transport — Rail (0.2%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	520,444
Union Pacific Corp., 3.750%, 03/15/24	500,000	529,299
		1,049,743
Utilities (2.4%)
Electric Utilities (1.2%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	1,008,638
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,125,587
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	1,050,015
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	248,222
Northern States Power Co., 3.750%, 12/01/47	1,000,000	974,248
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	833,147
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	973,523
PPL Capital Funding, Inc., 3.400%, 06/01/23	250,000	256,749
		6,470,129
Electric — Integrated (0.0%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	260,895

Gas Utilities (0.7%)
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	923,638
ONEOK, Inc.
4.000%, 07/13/27	500,000	409,570
4.350%, 03/15/29	1,500,000	1,221,822
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	909,914
		3,464,944
Multi-Utilities (0.2%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	250,000	254,055
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	898,282
		1,152,337
Water Utilities (0.3%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	1,000,703
Aquarion Co., 4.000%, 08/15/24 (d)	500,000	500,350
		1,501,053
Total corporate obligations (cost: $153,439,109)		156,936,273
Total long-term debt securities (cost: $171,360,619)		175,674,510

	Shares/ Principal	Value(a)
Mutual Funds (32.5%)
Investment Companies (32.5%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,500	5,496,195
SFT Index 500 Fund (f)	14,224,618	152,215,119
SPDR S&P 500 ETF Trust (c)	36,170	9,322,817

See accompanying notes to investments in securities.

Vanguard S&P 500 ETF	20,175	$4,777,844
Total mutual funds (cost: $123,653,386)		171,811,975

Short-Term Securities (29.8%)
Investment Companies (29.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.321%	157,993,371	157,993,371
Total short-term securities (cost: $157,993,371)		157,993,371
Total investments excluding purchased options (95.5%) (cost: $453,007,376)		505,479,856
Total purchased options outstanding (2.4%) (cost: $8,718,594)		12,829,845
Total investments in securities (cost: $461,725,970) (g)		518,309,701
Cash and other assets in excess of liabilities (2.1%)		11,386,300
Total net assets (100.0%)		$529,696,001

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 1.6% of net assets in foreign securities at March 31, 2020.
(c)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2020, securities with an aggregate market value of $16,349,334 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
10 Year U.S. Treasury Note	June 2020	83	Short	$(11,001,829)	$(11,511,062)	$(509,233)
10 Year U.S. Ultra	June 2020	35	Short	(5,151,746)	(5,461,094)	(309,348)
2 Year U.S. Treasury Note	June 2020	150	Long	32,550,356	33,057,422	507,066
S&P Mid 500® E-Mini Index Future	June 2020	463	Short	(60,583,550)	(59,488,555)	1,094,995
U.S. Long Bond	June 2020	2	Long	331,490	358,125	26,635
U.S. Ultra Bond	June 2020	24	Short	(4,830,500)	(5,325,000)	(494,500)
					$(48,370,164)	$315,615

(d)

Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid.

(e)	Variable rate security.
(f)	Affiliated security.
(g)	At March 31, 2020 the cost of investments for federal income tax purposes was $460,312,151. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$55,694,642
Gross unrealized depreciation	(3,247,771)
Net unrealized appreciation	$52,446,871

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,300	May 2020	227	$22,700	$7,903,005

Put Options Purchased:

The Fund had the following put options purchased open at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$58	April 2020	2,769	$276,900	$4,181,190
S&P 500 Index	2,010	May 2020	113	11,300	416,970
CBOE Volatility Index	25	June 2020	1,992	199,200	328,680
					$4,926,840

Call Options Written:

The Fund had the following call options written open at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,455	May 2020	227	$22,700	$(5,286,830)

See accompanying notes to investments in securities.

Put Options Written:

The Fund had the following put options written open at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,140	May 2020	113	$11,300	$(579,464)

See accompanying notes to investments in securities.

SFT Index 400 Mid-Cap Fund

Investments in Securities

March 31, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.2%)
Communication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	10,022	$167,969

Consumer Discretionary (13.3%)
Auto Components (1.1%)
Adient PLC (b) (c)	8,932	81,013
Dana, Inc.	14,775	115,393
Delphi Technologies PLC (b) (c)	8,836	71,130
Gentex Corp.	25,970	575,495
Lear Corp.	5,649	458,981
The Goodyear Tire & Rubber Co.	23,875	138,953
Visteon Corp. (b)	2,900	139,142
		1,580,107
Automobiles (0.2%)
Thor Industries, Inc.	5,612	236,714

Distributors (0.6%)
Pool Corp.	4,141	814,825

Diversified Consumer Services (1.1%)
Adtalem Global Education, Inc. (b)	5,543	148,497
Graham Holdings Co. - Class B	458	156,256
Grand Canyon Education, Inc. (b)	4,951	377,687
Service Corp. International/US	18,764	733,860
WW International, Inc. (b)	4,717	79,764
		1,496,064
Hotels, Restaurants & Leisure (3.7%)
Boyd Gaming Corp.	8,201	118,258
Brinker International, Inc.	3,790	45,518
Caesars Entertainment Corp. (b)	57,299	387,341
Choice Hotels International, Inc.	3,261	199,736
Churchill Downs, Inc.	3,596	370,208
Cracker Barrel Old Country Store, Inc.	2,494	207,551
Domino’s Pizza, Inc.	3,983	1,290,771
Dunkin’ Brands Group, Inc.	8,481	450,341
Eldorado Resorts, Inc. (b)	6,677	96,149
Jack in the Box, Inc.	2,428	85,101
Marriott Vacations Worldwide Corp.	3,841	213,483
Papa John’s International, Inc.	2,175	116,080
Penn National Gaming, Inc. (b)	11,185	141,490
Scientific Games Corp. - Class A (b)	5,504	53,389
Six Flags Entertainment Corp.	8,039	100,809
Texas Roadhouse, Inc.	6,684	276,049
The Cheesecake Factory, Inc.	4,160	71,053
The Wendy’s Co.	18,893	281,128
Wyndham Destinations, Inc.	9,311	202,049
Wyndham Hotels & Resorts, Inc.	9,770	307,853
		5,014,357
Household Durables (0.9%)
Helen of Troy, Ltd. (b) (c)	2,604	375,054
KB Home	8,772	158,773
Taylor Morrison Home Corp. (b)	13,600	149,600
Tempur Sealy International, Inc. (b)	4,664	203,864
Toll Brothers, Inc.	12,373	238,180
TRI Pointe Group, Inc. (b)	14,294	125,358
		1,250,829
Internet & Catalog Retail (0.8%)
Etsy, Inc. (b)	12,164	467,584
GrubHub, Inc. (b)	9,377	381,925
TripAdvisor, Inc.	10,786	187,569
		1,037,078

See accompanying notes to investments in securities.

Leisure Equipment & Products (0.6%)
Brunswick Corp.	8,374	$296,189
Mattel, Inc. (b)	35,594	313,583
Polaris, Inc.	5,860	282,159
		891,931
Media (1.6%)
AMC Networks, Inc. - Class A (b)	4,481	108,933
Cable One, Inc.	528	868,037
Cinemark Holdings, Inc.	10,944	111,519
John Wiley & Sons, Inc. - Class A	4,468	167,505
Meredith Corp.	4,057	49,577
TEGNA, Inc.	22,267	241,820
The New York Times Co. - Class A	14,758	453,218
World Wrestling Entertainment, Inc. - Class A	4,834	164,018
		2,164,627
Multiline Retail (0.2%)
Dillard’s, Inc. - Class A	946	34,955
Ollie’s Bargain Outlet Holdings, Inc. (b)	5,573	258,253
		293,208
Specialty Retail (1.6%)
Aaron’s, Inc.	6,893	157,023
American Eagle Outfitters, Inc.	16,305	129,625
AutoNation, Inc. (b)	5,999	168,332
Bed Bath & Beyond, Inc.	12,993	54,701
Dick’s Sporting Goods, Inc.	6,528	138,785
Five Below, Inc. (b)	5,675	399,406
Foot Locker, Inc.	10,988	242,285
Murphy USA, Inc. (b)	2,968	250,380
RH (b)	1,678	168,589
Sally Beauty Holdings, Inc. (b)	11,942	96,491
Urban Outfitters, Inc. (b)	7,217	102,770
Williams-Sonoma, Inc.	7,967	338,757
		2,247,144
Textiles, Apparel & Luxury Goods (0.9%)
Carter’s, Inc.	4,532	297,888
Columbia Sportswear Co.	2,981	207,984
Deckers Outdoor Corp. (b)	2,872	384,848
Skechers U.S.A., Inc. - Class A (b)	13,747	326,354
		1,217,074
Consumer Staples (3.0%)
Beverages (0.3%)
The Boston Beer Co., Inc. - Class A (b)	930	341,831

Food & Staples Retailing (0.5%)
Casey’s General Stores, Inc.	3,814	505,317
Sprouts Farmers Market, Inc. (b)	12,128	225,459
		730,776
Food Products (1.9%)
Flowers Foods, Inc.	19,760	405,475
Ingredion, Inc.	6,822	515,061
Lancaster Colony Corp.	2,053	296,946
Post Holdings, Inc. (b)	6,823	566,104
Sanderson Farms, Inc.	2,018	248,860
The Hain Celestial Group, Inc. (b)	8,225	213,603
Tootsie Roll Industries, Inc.	1,700	61,114
TreeHouse Foods, Inc. (b)	5,730	252,980
		2,560,143
Household Products (0.1%)
Energizer Holdings, Inc.	6,547	198,047

Personal Products (0.2%)
Edgewell Personal Care Co. (b)	5,519	132,897
Nu Skin Enterprises, Inc. - Class A	5,662	123,715
		256,612

See accompanying notes to investments in securities.

Consumer, Non-cyclical (0.2%)
IT Services (0.2%)
CoreLogic, Inc.	8,163	$249,298
		249,298
Energy (1.0%)
Energy Equipment & Services (0.2%)
Apergy Corp. (b)	7,936	45,632
Core Laboratories NV (c)	4,502	46,551
Patterson-UTI Energy, Inc.	19,971	46,932
Transocean, Ltd. (b) (c)	59,045	68,492
		207,607
Oil, Gas & Consumable Fuels (0.8%)
Antero Midstream Corp.	30,492	64,033
Cimarex Energy Co.	10,460	176,042
CNX Resources Corp. (b)	19,155	101,905
EQT Corp.	26,244	185,545
Equitrans Midstream Corp.	20,641	103,824
Matador Resources Co. (b)	11,256	27,915
Murphy Oil Corp.	15,334	93,997
PBF Energy, Inc. - Class A	10,457	74,036
World Fuel Services Corp.	6,683	168,278
WPX Energy, Inc. (b)	42,783	130,488
		1,126,063
Financial (15.4%)
Capital Markets (2.9%)
Affiliated Managers Group, Inc.	5,058	299,130
Eaton Vance Corp.	11,615	374,584
Evercore, Inc. - Class A	4,012	184,793
Factset Research Systems, Inc.	3,969	1,034,639
Federated Hermes, Inc. - Class B	9,863	187,890
Interactive Brokers Group, Inc. - Class A	7,862	339,403
Janus Henderson Group PLC (c)	15,975	244,737
Legg Mason, Inc.	8,359	408,337
SEI Investments Co.	12,957	600,427
Stifel Financial Corp.	7,019	289,744
		3,963,684
Commercial Banks (5.8%)
Associated Banc-Corp.	16,358	209,219
BancorpSouth Bank	9,850	186,362
Bank of Hawaii Corp.	4,114	227,257
Bank OZK	12,410	207,247
Cathay General Bancorp	7,766	178,230
CIT Group, Inc.	9,730	167,940
Commerce Bancshares, Inc.	10,647	536,076
Cullen/Frost Bankers, Inc.	5,815	324,419
East West Bancorp, Inc.	14,950	384,813
First Financial Bankshares, Inc.	13,946	374,311
First Horizon National Corp.	31,946	257,485
FNB Corp.	33,357	245,841
Fulton Financial Corp.	16,849	193,595
Hancock Whitney Corp.	8,953	174,763
Home BancShares, Inc.	15,928	190,977
International Bancshares Corp.	5,889	158,296
PacWest Bancorp	12,263	219,753
Pinnacle Financial Partners, Inc.	7,388	277,345
Prosperity Bancshares, Inc.	9,691	467,591
Signature Bank	5,543	445,602
Sterling Bancorp	20,742	216,754
Synovus Financial Corp.	15,044	264,173
TCF Financial Corp.	15,749	356,872
Texas Capital Bancshares, Inc. (b)	5,118	113,466
Trustmark Corp.	6,581	153,337
UMB Financial Corp.	4,379	203,098
Umpqua Holdings Corp.	22,607	246,416
United Bankshares, Inc.	10,423	240,563
Valley National Bancorp	40,211	293,942

See accompanying notes to investments in securities.

Webster Financial Corp.	9,448	$216,359
Wintrust Financial Corp.	5,781	189,964
		7,922,066
Consumer Finance (0.6%)
FirstCash, Inc.	4,357	312,571
Navient Corp.	17,498	132,635
SLM Corp.	43,340	311,614
		756,820
Diversified Financial Services (0.2%)
Jefferies Financial Group, Inc.	24,519	335,175

Diversified REITs (0.2%)
PS Business Parks, Inc.	2,077	281,475

Insurance (5.1%)
Alleghany Corp. (b) (d)	1,482	818,583
American Financial Group, Inc.	7,644	535,691
Brighthouse Financial, Inc. (b)	11,217	271,115
Brown & Brown, Inc.	24,007	869,534
CNO Financial Group, Inc.	15,516	192,243
First American Financial Corp.	11,529	488,945
Genworth Financial, Inc. - Class A (b)	51,670	171,544
Kemper Corp.	6,396	475,670
Mercury General Corp.	2,714	110,514
Old Republic International Corp.	29,295	446,749
Primerica, Inc.	4,245	375,598
Reinsurance Group of America, Inc.	6,411	539,422
RenaissanceRe Holdings, Ltd. (c)	4,581	684,035
RLI Corp.	4,100	360,513
Selective Insurance Group, Inc.	6,059	301,132
The Hanover Insurance Group, Inc.	4,003	362,592
		7,003,880
Thrifts & Mortgage Finance (0.6%)
LendingTree, Inc. (b)	810	148,546
New York Community Bancorp, Inc.	47,978	450,513
Washington Federal, Inc.	8,043	208,796
		807,855
Health Care (11.5%)
Biotechnology (1.3%)
Arrowhead Pharmaceuticals, Inc. (b)	10,277	295,669
Exelixis, Inc. (b)	31,193	537,144
Ligand Pharmaceuticals, Inc. (b)	1,703	123,842
Repligen Corp. (b)	4,811	464,454
United Therapeutics Corp. (b)	4,449	421,876
		1,842,985
Health Care Equipment & Supplies (4.1%)
Avanos Medical, Inc. (b)	4,849	130,583
Cantel Medical Corp.	3,813	136,887
Globus Medical, Inc. - Class A (b)	7,851	333,903
Haemonetics Corp. (b)	5,167	514,943
Hill-Rom Holdings, Inc.	6,831	687,199
ICU Medical, Inc. (b)	1,993	402,128
Integra LifeSciences Holdings Corp. (b)	7,265	324,527
LivaNova PLC (b) (c)	4,920	222,630
Masimo Corp. (b)	5,089	901,364
NuVasive, Inc. (b)	5,299	268,447
Penumbra, Inc. (b)	3,320	535,616
West Pharmaceutical Services, Inc.	7,651	1,164,865
		5,623,092
Health Care Providers & Services (2.8%)
Acadia Healthcare Co., Inc. (b)	9,084	166,691
Amedisys, Inc. (b)	3,338	612,657
Chemed Corp.	1,652	715,647
Encompass Health Corp.	10,122	648,112
HealthEquity, Inc. (b)	7,226	365,563
Mednax, Inc. (b)	8,636	100,523
Molina Healthcare, Inc. (b)	6,406	894,982

See accompanying notes to investments in securities.

Patterson Cos., Inc.	8,821	$134,873
Tenet Healthcare Corp. (b)	10,632	153,101
		3,792,149
Health Care Technology (0.1%)
Allscripts Healthcare Solutions, Inc. (b)	16,668	117,343

Life Sciences Tools & Services (2.2%)
Bio-Rad Laboratories, Inc. - Class A (b)	2,230	781,749
Bio-Techne Corp.	3,949	748,809
Charles River Laboratories International, Inc. (b)	5,063	639,001
PRA Health Sciences, Inc. (b)	6,514	540,923
Syneos Health, Inc. (b)	6,341	249,962
		2,960,444
Pharmaceuticals (1.0%)
Catalent, Inc. (b)	15,935	827,823
Nektar Therapeutics (b)	18,060	322,371
Prestige Consumer Healthcare, Inc. (b)	5,112	187,508
		1,337,702
Industrials (15.7%)
Aerospace & Defense (1.7%)
Axon Enterprise, Inc. (b)	6,047	427,946
Curtiss-Wright Corp.	4,433	409,654
Mercury Systems, Inc. (b)	5,650	403,071
Teledyne Technologies, Inc. (b)	3,774	1,121,897
		2,362,568
Air Freight & Logistics (0.3%)
XPO Logistics, Inc. (b)	9,463	461,321

Airlines (0.2%)
JetBlue Airways Corp. (b)	29,637	265,251

Building Products (1.2%)
Lennox International, Inc.	3,656	664,624
Owens Corning	11,168	433,430
Resideo Technologies, Inc. (b)	12,608	61,023
Trex Co., Inc. (b)	5,961	477,715
		1,636,792
Commercial Services & Supplies (1.8%)
Clean Harbors, Inc. (b)	5,231	268,560
Deluxe Corp.	4,322	112,069
Healthcare Services Group, Inc.	7,589	181,453
Herman Miller, Inc.	6,026	133,777
HNI Corp.	4,348	109,526
KAR Auction Services, Inc.	13,220	158,640
MSA Safety, Inc.	3,695	373,934
Stericycle, Inc. (b)	9,353	454,369
Tetra Tech, Inc.	5,569	393,283
The Brink’s Co.	5,087	264,778
		2,450,389
Construction & Engineering (1.3%)
AECOM (b)	16,126	481,361
Dycom Industries, Inc. (b)	3,167	81,234
EMCOR Group, Inc.	5,723	350,934
Fluor Corp.	14,390	99,435
KBR, Inc.	14,548	300,853
MasTec, Inc. (b)	6,154	201,420
Valmont Industries, Inc.	2,244	237,819
		1,753,056
Electrical Equipment (2.0%)
Acuity Brands, Inc.	4,039	345,981
Belden, Inc.	3,908	141,001
EnerSys	4,307	213,282
Generac Holdings, Inc. (b)	6,240	581,381
Hubbell, Inc.	5,544	636,118
nVent Electric PLC (c)	15,975	269,498
Regal Beloit Corp.	4,203	264,579

See accompanying notes to investments in securities.

Woodward, Inc.	5,838	$347,011
		2,798,851
Industrial Conglomerates (0.5%)
Carlisle Cos., Inc.	5,872	735,644

Machinery (4.0%)
AGCO Corp.	6,435	304,054
Colfax Corp. (b)	8,567	169,627
Crane Co.	5,186	255,047
Donaldson Co., Inc.	12,992	501,881
Graco, Inc.	17,121	834,306
ITT, Inc.	9,003	408,376
Kennametal, Inc.	8,455	157,432
Lincoln Electric Holdings, Inc.	6,278	433,182
Nordson Corp.	5,308	716,952
Oshkosh Corp.	6,987	449,474
Terex Corp.	6,695	96,140
The Timken Co.	6,959	225,054
The Toro Co.	10,944	712,345
Trinity Industries, Inc.	10,076	161,921
		5,425,791
Marine (0.2%)
Kirby Corp. (b)	6,114	265,776

Professional Services (0.8%)
ASGN, Inc. (b)	5,388	190,304
FTI Consulting, Inc. (b)	3,890	465,905
Insperity, Inc.	3,860	143,978
Manpowergroup, Inc.	6,053	320,749
		1,120,936
Road & Rail (0.9%)
Avis Budget Group, Inc. (b)	5,835	81,107
Knight-Swift Transportation Holdings, Inc.	12,613	413,706
Landstar System, Inc.	4,011	384,494
Ryder System, Inc.	5,433	143,649
Werner Enterprises, Inc.	4,494	162,952
		1,185,908
Trading Companies & Distributors (0.8%)
GATX Corp.	3,603	225,404
MSC Industrial Direct Co., Inc. - Class A	4,569	251,158
Now, Inc. (b)	11,169	57,632
Watsco, Inc.	3,383	534,615
		1,068,809
Information Technology (15.6%)
Communications Equipment (1.3%)
Ciena Corp. (b)	15,881	632,223
InterDigital, Inc.	3,129	139,647
Lumentum Holdings, Inc. (b)	7,878	580,608
NetScout Systems, Inc. (b)	6,761	160,033
ViaSat, Inc. (b)	5,877	211,102
		1,723,613
Computers & Peripherals (0.2%)
NCR Corp. (b)	13,099	231,852

Electronic Equipment, Instruments & Components (3.5%)
Arrow Electronics, Inc. (b)	8,361	433,685
Avnet, Inc.	10,364	260,136
Cognex Corp.	17,544	740,708
Coherent, Inc. (b)	2,488	264,748
II-VI, Inc. (b)	8,888	253,308
Jabil, Inc.	14,261	350,535
Littelfuse, Inc.	2,550	340,221
National Instruments Corp.	12,109	400,566
SYNNEX Corp.	4,239	309,871
Tech Data Corp. (b)	3,693	483,229
Trimble, Inc. (b)	25,576	814,084

See accompanying notes to investments in securities.

Vishay Intertechnology, Inc.	13,587	$195,789
		4,846,880
Interactive Media & Services (0.7%)
j2 Global, Inc.	4,721	353,367
LogMeIn, Inc.	5,011	417,316
Yelp, Inc. (b)	6,558	118,241
		888,924
IT Services (1.9%)
CACI International, Inc. - Class A (b)	2,581	544,978
LiveRamp Holdings, Inc. (b)	6,917	227,708
MAXIMUS, Inc.	6,520	379,464
Perspecta, Inc.	14,116	257,476
Sabre Corp.	28,117	166,734
Science Applications International Corp.	4,988	372,254
Teradata Corp. (b)	11,549	236,639
WEX, Inc. (b)	4,489	469,325
		2,654,578
Semiconductors & Semiconductor Equipment (4.5%)
Cabot Microelectronics Corp.	2,988	341,050
Cirrus Logic, Inc. (b)	5,931	389,252
Cree, Inc. (b)	10,998	389,989
Cypress Semiconductor Corp. (d)	37,914	884,155
First Solar, Inc. (b)	7,772	280,258
MKS Instruments, Inc.	5,552	452,210
Monolithic Power Systems, Inc.	4,172	698,643
Semtech Corp. (b)	6,800	255,000
Silicon Laboratories, Inc. (b)	4,496	384,003
SolarEdge Technologies, Inc. (b)	4,970	406,944
Synaptics, Inc. (b)	3,414	197,568
Teradyne, Inc.	17,203	931,887
Universal Display Corp.	4,398	579,568
		6,190,527
Software (3.5%)
ACI Worldwide, Inc. (b)	11,867	286,588
Blackbaud, Inc.	5,001	277,805
CDK Global, Inc.	12,462	409,377
Ceridian HCM Holding, Inc. (b)	10,280	514,720
CommVault Systems, Inc. (b)	4,312	174,550
Fair Isaac Corp. (b)	2,998	922,455
Manhattan Associates, Inc. (b)	6,560	326,819
PTC, Inc. (b)	10,654	652,131
Tyler Technologies, Inc. (b)	4,003	1,187,130
		4,751,575
Leisure and Consumer Staples (0.5%)
Food & Staples Retailing (0.2%)
BJ’s Wholesale Club Holdings, Inc. (b)	12,510	318,630

Food Products (0.3%)
Darling Ingredients, Inc. (b)	16,797	321,998
Pilgrim’s Pride Corp. (b)	5,331	96,598
		418,596
Materials (5.7%)
Chemicals (2.4%)
Ashland Global Holdings, Inc.	6,178	309,332
Cabot Corp.	5,849	152,776
Ingevity Corp. (b)	4,242	149,318
Minerals Technologies, Inc.	3,537	128,252
NewMarket Corp.	828	317,016
Olin Corp.	16,392	191,295
PolyOne Corp.	9,275	175,947
RPM International, Inc.	13,313	792,123
Sensient Technologies Corp.	4,290	186,658
The Chemours Co.	16,785	148,883
The Scotts Miracle-Gro Co.	4,087	418,509
Valvoline, Inc.	19,341	253,174
		3,223,283

See accompanying notes to investments in securities.

Construction Materials (0.2%)
Eagle Materials, Inc.	4,259	$248,811

Containers & Packaging (1.1%)
Aptargroup, Inc.	6,544	651,390
Greif, Inc. - Class A	2,624	81,580
O-I Glass, Inc.	15,977	113,596
Silgan Holdings, Inc.	7,960	230,999
Sonoco Products Co.	10,276	476,293
		1,553,858
Metals & Mining (1.8%)
Allegheny Technologies, Inc. (b)	12,944	110,024
Carpenter Technology Corp.	4,845	94,477
Commercial Metals Co.	12,134	191,596
Compass Minerals International, Inc.	3,415	131,375
Reliance Steel & Aluminum Co.	6,815	596,926
Royal Gold, Inc.	6,701	587,745
Steel Dynamics, Inc.	22,118	498,540
United States Steel Corp. (d)	17,456	110,147
Worthington Industries, Inc.	3,744	98,280
		2,419,110
Paper & Forest Products (0.2%)
Domtar Corp.	5,852	126,638
Louisiana-Pacific Corp.	12,057	207,139
		333,777
Real Estate (9.3%)
Health Care REITs (1.4%)
Diversified Healthcare Trust	24,423	88,655
Healthcare Realty Trust, Inc.	13,729	383,451
Medical Properties Trust, Inc.	53,121	918,462
Omega Healthcare Investors, Inc.	22,366	593,594
		1,984,162
Hotels & Resort REITs (0.3%)
Park Hotels & Resorts, Inc.	24,575	194,388
Pebblebrook Hotel Trust	13,411	146,046
Service Properties Trust	16,894	91,228
		431,662
Industrial REITs (0.6%)
EastGroup Properties, Inc.	3,996	417,502
First Industrial Realty Trust, Inc.	13,022	432,721
		850,223
Office REITs (2.0%)
Corporate Office Properties Trust	11,504	254,583
Cousins Properties, Inc.	15,066	440,982
Douglas Emmett, Inc.	16,921	516,260
Highwoods Properties, Inc.	10,650	377,223
JBG SMITH Properties	12,117	385,684
Kilroy Realty Corp.	10,012	637,764
Mack-Cali Realty Corp.	9,294	141,548
		2,754,044
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc.	5,345	539,738

Residential REITs (0.9%)
American Campus Communities, Inc.	14,106	391,441
Camden Property Trust	9,941	787,725
		1,179,166
Retail REITs (1.3%)
Brixmor Property Group, Inc.	30,577	290,481
National Retail Properties, Inc.	17,620	567,188
Spirit Realty Capital, Inc.	10,238	267,724
Taubman Centers, Inc.	6,250	261,750
The Macerich Co.	11,311	63,681
Urban Edge Properties	11,822	104,152

See accompanying notes to investments in securities.

Weingarten Realty Investors	12,417	$179,177
		1,734,153
Specialized REITs (2.4%)
CoreCivic, Inc.	12,226	136,565
CoreSite Realty Corp.	3,827	443,549
CyrusOne, Inc.	11,621	717,597
EPR Properties	8,046	194,874
Lamar Advertising Co. - Class A	8,817	452,136
Life Storage, Inc.	4,739	448,073
PotlatchDeltic Corp.	6,870	215,649
Rayonier, Inc.	13,275	312,626
Sabra Health Care REIT, Inc.	20,985	229,156
The GEO Group, Inc.	12,450	151,392
		3,301,617
Utilities (4.9%)
Electric Utilities (1.1%)
ALLETE, Inc.	5,259	319,116
Hawaiian Electric Industries, Inc.	11,187	481,601
IDACORP, Inc.	5,128	450,187
PNM Resources, Inc.	8,163	310,194
		1,561,098
Gas Utilities (1.8%)
National Fuel Gas Co.	8,854	330,166
New Jersey Resources Corp.	9,804	333,042
ONE Gas, Inc.	5,371	449,123
Southwest Gas Holdings, Inc.	5,535	385,014
Spire, Inc.	5,171	385,136
UGI Corp.	21,457	572,258
		2,454,739
Multi-Utilities (1.3%)
Black Hills Corp.	6,235	399,227
MDU Resources Group, Inc.	20,551	441,847
NorthWestern Corp.	5,133	307,107
OGE Energy Corp.	20,550	631,501
		1,779,682
Water Utilities (0.7%)
Essential Utilities, Inc.	22,158	901,831
Total common stocks (cost: $137,157,537)		131,634,195

Short-Term Securities (4.0%)
Investment Companies (4.0%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.321%	5,481,484	5,481,484
Total short-term securities (cost: $5,481,484)		5,481,484
Total investments in securities (cost: $142,639,021) (e)		137,115,679
Liabilities in excess of cash and other assets (-0.2%)		(324,964)
Total net assets (100.0%)		$136,790,715

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 1.5% of net assets in foreign securities at March 31, 2020.
(d)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2020, securities with an aggregate market value of $1,170,238 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400® E-Mini Index Future	June 2020	35	Long	$5,221,282	$5,032,300	$(188,982)

See accompanying notes to investments in securities.

(e)	At March 31, 2020 the cost of investments for federal income tax purposes was $142,740,536. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$30,034,645
Gross unrealized depreciation	(35,848,484)
Net unrealized appreciation	$(5,813,839)

See accompanying notes to investments in securities.

SFT Index 500 Fund

Investments in Securities

March 31, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.7%)
Communication Services (2.3%)
Diversified Telecommunication Services (2.1%)
AT&T, Inc.	243,422	$7,095,751
CenturyLink, Inc.	32,696	309,304
Verizon Communications, Inc.	137,815	7,404,800
		14,809,855
Media (0.1%)
Fox Corp. - Class A (b)	11,714	276,802
Fox Corp. - Class B (b)	5,358	122,591
ViacomCBS, Inc. - Class B	17,994	252,096
		651,489
Wireless Telecommunication Services (0.1%)
T-Mobile US, Inc. (b)	10,527	883,215

Consumer Discretionary (12.4%)
Auto Components (0.1%)
Aptiv PLC (c)	8,412	414,207
BorgWarner, Inc.	6,842	166,739
		580,946
Automobiles (0.2%)
Ford Motor Co.	129,760	626,741
General Motors Co.	41,897	870,620
Harley-Davidson, Inc.	5,068	95,937
		1,593,298
Distributors (0.1%)
Genuine Parts Co.	4,810	323,857
LKQ Corp. (b)	10,160	208,382
		532,239
Diversified Consumer Services (0.0%)
H&R Block, Inc.	6,452	90,844

Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc.	9,369	639,341

Hotels, Restaurants & Leisure (1.4%)
Carnival Corp. (c)	13,260	174,634
Chipotle Mexican Grill, Inc. (b)	859	562,130
Darden Restaurants, Inc.	4,028	219,365
Las Vegas Sands Corp.	11,186	475,070
Marriott International, Inc. - Class A	8,989	672,467
McDonald’s Corp.	25,095	4,149,458
MGM Resorts International	17,160	202,488
Norwegian Cruise Line Holdings, Ltd. (b) (c)	7,040	77,158
Royal Caribbean Cruises, Ltd. (c)	5,676	182,597
Starbucks Corp.	39,354	2,587,132
Wynn Resorts, Ltd.	3,155	189,900
Yum! Brands, Inc.	10,029	687,287
		10,179,686
Household Durables (0.3%)
DR Horton, Inc.	11,113	377,842
Garmin, Ltd. (c)	4,756	356,510
Leggett & Platt, Inc.	4,319	115,231
Lennar Corp. - Class A	9,292	354,954
Mohawk Industries, Inc. (b)	1,913	145,847
Newell Brands, Inc.	12,609	167,447
NVR, Inc. (b)	125	321,139
PulteGroup, Inc.	8,449	188,582
Whirlpool Corp.	2,135	183,183
		2,210,735
Internet & Catalog Retail (4.8%)
Amazon.com, Inc. (b)	13,878	27,058,214

See accompanying notes to investments in securities.

Booking Holdings, Inc. (b)	1,430	$1,923,808
Expedia Group, Inc.	4,601	258,898
Netflix, Inc. (b)	14,604	5,483,802
		34,724,722
Leisure Equipment & Products (0.1%)
Hasbro, Inc.	4,235	303,014

Media (2.0%)
Charter Communications, Inc. - Class A (b)	5,262	2,295,863
Comcast Corp. - Class A	151,278	5,200,938
Discovery, Inc. - Class A (b)	5,212	101,321
Discovery, Inc. - Class C (b)	11,156	195,676
DISH Network Corp. - Class A (b)	8,527	170,455
Live Nation Entertainment, Inc. (b)	4,629	210,434
News Corp. - Class A	12,864	115,455
News Corp. - Class B	3,993	35,897
Omnicom Group, Inc.	7,212	395,939
The Interpublic Group of Cos., Inc.	12,917	209,126
The Walt Disney Co.	60,061	5,801,893
		14,732,997
Multiline Retail (0.5%)
Dollar General Corp.	8,441	1,274,675
Dollar Tree, Inc. (b)	7,854	577,033
Kohl’s Corp.	5,149	75,124
Macy’s, Inc.	10,284	50,495
Nordstrom, Inc.	3,493	53,583
Target Corp.	16,886	1,569,891
		3,600,801
Specialty Retail (2.2%)
Advance Auto Parts, Inc.	2,299	214,543
AutoZone, Inc. (b)	825	697,950
Best Buy Co., Inc.	7,542	429,894
CarMax, Inc. (b)	5,466	294,235
L Brands, Inc.	7,704	89,058
Lowe’s Cos., Inc.	25,541	2,197,803
O’Reilly Automotive, Inc. (b)	2,572	774,300
Ross Stores, Inc.	12,040	1,047,119
The Gap, Inc.	7,000	49,280
The Home Depot, Inc.	36,350	6,786,908
The TJX Cos., Inc.	40,409	1,931,954
Tiffany & Co.	3,554	460,243
Tractor Supply Co.	3,909	330,506
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,878	329,965
		15,633,758
Textiles, Apparel & Luxury Goods (0.6%)
Capri Holdings, Ltd. (b) (c)	4,995	53,896
Hanesbrands, Inc.	11,953	94,070
NIKE, Inc. - Class B	41,521	3,435,448
PVH Corp.	2,392	90,035
Ralph Lauren Corp.	1,633	109,133
Tapestry, Inc.	9,160	118,622
Under Armour, Inc. - Class A (b)	6,224	57,323
Under Armour, Inc. - Class C (b)	6,433	51,850
VF Corp.	10,875	588,120
		4,598,497
Consumer Staples (8.0%)
Beverages (1.8%)
Brown-Forman Corp. - Class B	6,018	334,059
Constellation Brands, Inc. - Class A	5,622	805,970
Molson Coors Beverage Co. - Class B	6,214	242,408
Monster Beverage Corp. (b)	12,711	715,121
PepsiCo, Inc.	46,466	5,580,567
The Coca-Cola Co.	128,493	5,685,815
		13,363,940
Food & Staples Retailing (2.0%)
Costco Wholesale Corp.	14,722	4,197,684

See accompanying notes to investments in securities.

CVS Health Corp.	43,351	$2,572,015
Sysco Corp.	17,002	775,801
The Kroger Co.	26,724	804,927
Walgreens Boots Alliance, Inc.	24,983	1,142,972
Walmart, Inc.	47,271	5,370,931
		14,864,330
Food Products (1.2%)
Archer-Daniels-Midland Co.	18,523	651,639
Campbell Soup Co.	5,569	257,065
Conagra Brands, Inc.	16,157	474,046
General Mills, Inc.	20,087	1,059,991
Hormel Foods Corp.	9,234	430,674
Kellogg Co.	8,259	495,457
Lamb Weston Holdings, Inc.	4,797	273,909
McCormick & Co., Inc.	4,136	584,045
Mondelez International, Inc. - Class A	47,978	2,402,738
The Hershey Co.	4,907	650,178
The JM Smucker Co.	3,733	414,363
The Kraft Heinz Co.	20,716	512,514
Tyson Foods, Inc. - Class A	9,806	567,473
		8,774,092
Household Products (1.9%)
Church & Dwight Co., Inc.	8,106	520,243
Colgate-Palmolive Co.	28,559	1,895,175
Kimberly-Clark Corp.	11,370	1,453,882
The Clorox Co.	4,227	732,328
The Procter & Gamble Co.	83,100	9,141,000
		13,742,628
Personal Care (0.2%)
The Estee Lauder Cos., Inc. - Class A	7,436	1,184,852

Personal Products (0.0%)
Coty, Inc. - Class A	9,787	50,501

Tobacco (0.9%)
Altria Group, Inc.	62,251	2,407,246
Philip Morris International, Inc.	51,846	3,782,684
		6,189,930
Energy (2.6%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	21,621	227,020
Halliburton Co.	29,250	200,362
Helmerich & Payne, Inc.	3,578	55,996
National Oilwell Varco, Inc.	12,772	125,549
Schlumberger, Ltd. (c)	46,131	622,307
TechnipFMC PLC (c)	13,908	93,740
		1,324,974
Oil, Gas & Consumable Fuels (2.4%)
Apache Corp.	12,438	51,991
Cabot Oil & Gas Corp.	13,590	233,612
Chevron Corp.	63,009	4,565,632
Concho Resources, Inc.	6,659	285,338
ConocoPhillips	36,563	1,126,141
Devon Energy Corp.	12,887	89,049
Diamondback Energy, Inc.	5,280	138,336
EOG Resources, Inc.	19,385	696,309
Exxon Mobil Corp.	140,991	5,353,428
Hess Corp.	8,600	286,380
HollyFrontier Corp.	4,882	119,658
Kinder Morgan, Inc.	64,908	903,519
Marathon Oil Corp.	26,655	87,695
Marathon Petroleum Corp.	21,637	511,066
Noble Energy, Inc.	15,877	95,897
Occidental Petroleum Corp.	29,767	344,702
Phillips 66	14,807	794,396
Pioneer Natural Resources Co.	5,518	387,088
The Williams Cos., Inc.	40,388	571,490

See accompanying notes to investments in securities.

Valero Energy Corp.	13,681	$620,570
		17,262,297
Financial (10.8%)
Capital Markets (2.6%)
Ameriprise Financial, Inc.	4,252	435,745
BlackRock, Inc.	3,949	1,737,442
CBOE Global Markets, Inc.	3,654	326,120
CME Group, Inc.	11,938	2,064,200
E*Trade Financial Corp.	7,441	255,375
Franklin Resources, Inc.	9,260	154,549
Intercontinental Exchange, Inc.	18,555	1,498,316
Invesco, Ltd. (c)	12,390	112,501
MarketAxess Holdings, Inc.	1,269	422,031
Moody’s Corp.	5,469	1,156,693
Morgan Stanley	38,811	1,319,574
MSCI, Inc.	2,847	822,669
Nasdaq, Inc.	3,775	358,436
Northern Trust Corp.	7,011	529,050
Raymond James Financial, Inc.	4,054	256,213
S&P Global, Inc.	8,180	2,004,509
State Street Corp.	12,103	644,727
T Rowe Price Group, Inc.	7,818	763,428
The Bank of New York Mellon Corp.	27,964	941,828
The Charles Schwab Corp.	38,097	1,280,821
The Goldman Sachs Group, Inc.	10,595	1,637,881
		18,722,108
Commercial Banks (4.1%)
Bank of America Corp.	269,767	5,727,153
Citigroup, Inc.	72,749	3,064,188
Citizens Financial Group, Inc.	14,486	272,482
Comerica, Inc.	4,737	138,984
Fifth Third Bancorp	23,648	351,173
First Republic Bank	5,555	457,065
Huntington Bancshares, Inc.	34,414	282,539
JPMorgan Chase & Co.	104,516	9,409,575
KeyCorp	32,821	340,354
M&T Bank Corp.	4,393	454,368
People’s United Financial, Inc.	14,724	162,700
Regions Financial Corp.	32,144	288,332
SVB Financial Group (b)	1,732	261,671
The PNC Financial Services Group, Inc.	14,601	1,397,608
Truist Financial Corp.	44,687	1,378,147
US Bancorp	47,361	1,631,586
Wells Fargo & Co.	128,249	3,680,746
Zions Bancorp NA	5,620	150,391
		29,449,062
Consumer Finance (0.5%)
American Express Co.	22,359	1,914,154
Capital One Financial Corp.	15,519	782,468
Discover Financial Services	10,420	371,681
Synchrony Financial	18,807	302,605
		3,370,908
Insurance (3.6%)
Aflac, Inc.	24,459	837,476
American International Group, Inc.	28,989	702,983
Aon PLC (c)	7,828	1,291,933
Arthur J Gallagher & Co.	6,155	501,694
Assurant, Inc.	1,955	203,496
Berkshire Hathaway, Inc. - Class B (b)	65,181	11,917,042
Chubb, Ltd. (c)	15,102	1,686,742
Cincinnati Financial Corp.	5,006	377,703
Everest Re Group, Ltd. (c)	1,352	260,152
Globe Life, Inc.	3,274	235,630
Hartford Financial Services Group, Inc.	11,955	421,294
Lincoln National Corp.	6,529	171,843
Loews Corp.	8,484	295,498
Marsh & McLennan Cos., Inc.	16,817	1,453,998

See accompanying notes to investments in securities.

MetLife, Inc.	26,047	$796,257
Principal Financial Group, Inc.	8,516	266,891
Prudential Financial, Inc.	13,313	694,140
The Allstate Corp.	10,772	988,116
The Progressive Corp.	19,453	1,436,409
The Travelers Cos., Inc.	8,553	849,741
Unum Group	6,813	102,263
Willis Towers Watson PLC (c)	4,336	736,470
WR Berkley Corp.	4,769	248,799
		26,476,570
Health Care (14.8%)
Biotechnology (2.4%)
AbbVie, Inc.	49,278	3,754,491
Alexion Pharmaceuticals, Inc. (b)	7,326	657,802
Amgen, Inc.	19,800	4,014,054
Biogen, Inc. (b)	6,056	1,915,997
Gilead Sciences, Inc.	42,158	3,151,732
Incyte Corp. (b)	5,900	432,057
Regeneron Pharmaceuticals, Inc. (b)	2,686	1,311,547
Vertex Pharmaceuticals, Inc. (b)	8,540	2,032,093
		17,269,773

Health Care Equipment & Supplies (3.7%)
Abbott Laboratories	58,894	4,647,326
ABIOMED, Inc. (b)	1,525	221,369
Align Technology, Inc. (b)	2,443	424,960
Baxter International, Inc.	16,963	1,377,226
Becton Dickinson and Co.	9,075	2,085,163
Boston Scientific Corp. (b)	46,446	1,515,533
Danaher Corp.	21,302	2,948,410
Dentsply Sirona, Inc.	7,336	284,857
Edwards Lifesciences Corp. (b)	6,991	1,318,642
Hologic, Inc. (b)	8,885	311,863
IDEXX Laboratories, Inc. (b)	2,894	701,043
Intuitive Surgical, Inc. (b)	3,875	1,918,939
Medtronic PLC (c)	44,665	4,027,890
ResMed, Inc.	4,829	711,263
STERIS PLC (c)	2,845	398,215
Stryker Corp.	10,686	1,779,112
Teleflex, Inc.	1,554	455,104
The Cooper Cos., Inc.	1,666	459,266
Varian Medical Systems, Inc. (b)	3,061	314,242
Zimmer Biomet Holdings, Inc.	6,801	687,445
		26,587,868
Health Care Providers & Services (2.5%)
AmerisourceBergen Corp.	5,012	443,562
Anthem, Inc.	8,499	1,929,613
Cardinal Health, Inc.	9,715	465,737
Centene Corp. (b)	19,418	1,153,623
Cigna Corp.	12,432	2,202,702
DaVita, Inc. (b)	2,955	224,757
HCA Healthcare, Inc.	8,840	794,274
Henry Schein, Inc. (b)	4,883	246,689
Humana, Inc.	4,441	1,394,563
Laboratory Corp. of America Holdings (b)	3,284	415,065
McKesson Corp.	5,387	728,646
Quest Diagnostics, Inc.	4,427	355,488
UnitedHealth Group, Inc.	31,571	7,873,176
Universal Health Services, Inc. - Class B	2,630	260,580
		18,488,475
Health Care Technology (0.1%)
Cerner Corp.	10,441	657,679

Life Sciences Tools & Services (1.1%)
Agilent Technologies, Inc.	10,303	737,901
Illumina, Inc. (b)	4,942	1,349,759
IQVIA Holdings, Inc. (b)	6,024	649,749
Mettler-Toledo International, Inc. (b)	827	571,052
PerkinElmer, Inc.	3,634	273,567

See accompanying notes to investments in securities.

Thermo Fisher Scientific, Inc.	13,362	$3,789,463
Waters Corp. (b)	2,144	390,315
		7,761,806
Pharmaceuticals (5.0%)
Allergan PLC (c)	10,927	1,935,172
Bristol-Myers Squibb Co.	78,114	4,354,074
Eli Lilly & Co.	28,155	3,905,662
Johnson & Johnson	87,701	11,500,232
Merck & Co., Inc.	84,839	6,527,513
Mylan NV (b) (c)	17,141	255,572
Perrigo Co. PLC (c)	4,473	215,107
Pfizer, Inc.	184,411	6,019,175
Zoetis, Inc.	15,853	1,865,739
		36,578,246
Industrials (8.1%)
Aerospace & Defense (2.0%)
General Dynamics Corp.	7,765	1,027,387
Howmet Aerospace, Inc.	12,821	205,905
Huntington Ingalls Industries, Inc.	1,389	253,090
L3Harris Technologies, Inc.	7,406	1,333,969
Lockheed Martin Corp.	8,254	2,797,693
Northrop Grumman Corp.	5,290	1,600,490
Raytheon Co.	9,262	1,214,711
Raytheon Technologies Corp. (b)	27,035	2,550,212
The Boeing Co.	17,816	2,657,078
TransDigm Group, Inc.	1,669	534,397
		14,174,932
Air Freight & Logistics (0.5%)
CH Robinson Worldwide, Inc.	4,450	294,590
Expeditors International of Washington, Inc.	5,639	376,234
FedEx Corp.	7,967	966,078
United Parcel Service, Inc. - Class B	23,351	2,181,451
		3,818,353
Airlines (0.2%)
Alaska Air Group, Inc.	4,043	115,104
American Airlines Group, Inc.	12,984	158,275
Delta Air Lines, Inc.	19,180	547,205
Southwest Airlines Co.	15,783	562,033
United Airlines Holdings, Inc. (b)	7,203	227,255
		1,609,872
Building Products (0.3%)
Allegion PLC (c)	3,038	279,557
AO Smith Corp.	4,550	172,036
Fortune Brands Home & Security, Inc.	4,602	199,036
Johnson Controls International PLC (c)	25,705	693,007
Masco Corp.	9,434	326,133
Trane Technologies PLC (c)	7,921	654,195
		2,323,964
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	2,730	278,105
Cintas Corp.	2,791	483,457
Copart, Inc. (b)	6,777	464,360
Republic Services, Inc.	7,016	526,621
Rollins, Inc.	4,633	167,437
Waste Management, Inc.	13,006	1,203,835
		3,123,815
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	4,454	353,068
Quanta Services, Inc.	4,679	148,465
		501,533
Electrical Equipment (0.4%)
AMETEK, Inc.	7,576	545,624
Eaton Corp. PLC (c)	13,773	1,070,024
Emerson Electric Co.	20,298	967,200

See accompanying notes to investments in securities.

Rockwell Automation, Inc.	3,833	$578,438
		3,161,286
Industrial Conglomerates (1.3%)
3M Co.	19,162	2,615,805
General Electric Co.	291,025	2,310,738
Honeywell International, Inc.	23,810	3,185,540
Roper Technologies, Inc.	3,496	1,090,088
Textron, Inc.	7,535	200,958
		9,403,129
Machinery (1.4%)
Caterpillar, Inc.	18,416	2,136,993
Cummins, Inc.	5,142	695,815
Deere & Co.	10,484	1,448,469
Dover Corp.	4,789	401,989
Flowserve Corp.	4,309	102,942
Fortive Corp.	9,825	542,242
IDEX Corp.	2,549	352,042
Illinois Tool Works, Inc.	9,795	1,392,065
Ingersoll Rand, Inc. (b) (c)	11,377	282,150
PACCAR, Inc.	11,443	699,511
Parker Hannifin Corp.	4,317	560,044
Pentair PLC (c)	5,549	165,138
Snap-On, Inc.	1,855	201,861
Stanley Black & Decker, Inc.	5,101	510,100
Westinghouse Air Brake Technologies Corp.	6,022	289,839
Xylem, Inc.	5,951	387,589
		10,168,789
Professional Services (0.4%)
Equifax, Inc.	4,063	485,325
IHS Markit, Ltd. (c)	13,283	796,980
Nielsen Holdings PLC (c)	11,856	148,674
Robert Half International, Inc.	3,852	145,413
United Rentals, Inc. (b)	2,493	256,530
Verisk Analytics, Inc.	5,496	766,033
		2,598,955
Road & Rail (1.0%)
CSX Corp.	25,912	1,484,758
JB Hunt Transport Services, Inc.	2,771	255,569
Kansas City Southern	3,281	417,278
Norfolk Southern Corp.	8,651	1,263,046
Old Dominion Freight Line, Inc.	3,150	413,469
Union Pacific Corp.	23,133	3,262,678
		7,096,798
Trading Companies & Distributors (0.1%)
Fastenal Co.	19,076	596,125
WW Grainger, Inc.	1,486	369,271
		965,396
Information Technology (30.8%)
Communications Equipment (1.0%)
Arista Networks, Inc. (b)	1,829	370,464
Cisco Systems, Inc.	141,363	5,556,980
F5 Networks, Inc. (b)	2,021	215,499
Juniper Networks, Inc.	11,132	213,066
Motorola Solutions, Inc.	5,750	764,290
		7,120,299
Computers & Peripherals (5.0%)
Apple, Inc. (d)	139,178	35,391,574
NetApp, Inc.	7,559	315,135
Western Digital Corp.	9,850	409,957
		36,116,666
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. - Class A	9,799	714,151
CDW Corp.	4,764	444,338
Corning, Inc.	25,628	526,399
FLIR Systems, Inc.	4,458	142,166

See accompanying notes to investments in securities.

IPG Photonics Corp. (b)	1,198	$132,116
Keysight Technologies, Inc. (b)	6,205	519,235
Seagate Technology PLC (c)	7,658	373,710
TE Connectivity, Ltd. (c)	11,092	698,574
		3,550,689
Interactive Media & Services (5.3%)
Akamai Technologies, Inc. (b)	5,323	487,001
Alphabet, Inc. - Class A (b)	10,070	11,700,837
Alphabet, Inc. - Class C (b)	10,031	11,664,147
eBay, Inc.	25,482	765,989
Facebook, Inc. - Class A (b)	80,190	13,375,692
Twitter, Inc. (b)	25,870	635,367
		38,629,033
IT Services (5.4%)
Accenture PLC - Class A (c)	21,162	3,454,908
Alliance Data Systems Corp.	1,277	42,971
Automatic Data Processing, Inc.	14,387	1,966,415
Broadridge Financial Solutions, Inc.	3,741	354,759
Cognizant Technology Solutions Corp. - Class A	18,246	847,892
DXC Technology Co.	8,491	110,808
Fidelity National Information Services, Inc.	20,480	2,491,187
Fiserv, Inc. (b)	19,031	1,807,755
FleetCor Technologies, Inc. (b)	2,910	542,831
Gartner, Inc. (b)	2,930	291,740
Global Payments, Inc.	9,986	1,440,281
International Business Machines Corp.	29,512	3,273,766
Jack Henry & Associates, Inc.	2,588	401,761
Leidos Holdings, Inc.	4,444	407,293
Mastercard, Inc. - Class A	29,582	7,145,828
Paychex, Inc.	10,551	663,869
PayPal Holdings, Inc. (b)	39,127	3,746,019
The Western Union Co.	13,970	253,276
VeriSign, Inc. (b)	3,401	612,486
Visa, Inc. - Class A	57,043	9,190,768
		39,046,613
Office Electronics (0.0%)
Zebra Technologies Corp. - Class A (b)	1,810	332,316

Semiconductors & Semiconductor Equipment (4.5%)
Advanced Micro Devices, Inc. (b)	38,976	1,772,628
Analog Devices, Inc.	12,218	1,095,344
Applied Materials, Inc.	30,782	1,410,431
Broadcom, Inc.	13,218	3,133,988
Intel Corp.	144,953	7,844,856
KLA Corp.	5,253	755,066
Lam Research Corp.	4,858	1,165,920
Maxim Integrated Products, Inc.	8,919	433,553
Microchip Technology, Inc.	7,902	535,756
Micron Technology, Inc. (b)	36,889	1,551,551
NVIDIA Corp.	20,394	5,375,858
Qorvo, Inc. (b)	3,859	311,151
QUALCOMM, Inc.	38,049	2,574,015
Skyworks Solutions, Inc.	5,672	506,963
Texas Instruments, Inc.	31,149	3,112,720
Xilinx, Inc.	8,291	646,201
		32,226,001
Software (8.9%)
Activision Blizzard, Inc.	25,584	1,521,736
Adobe, Inc. (b)	16,131	5,133,530
ANSYS, Inc. (b)	2,827	657,193
Autodesk, Inc. (b)	7,381	1,152,174
Cadence Design Systems, Inc. (b)	9,317	615,295
Citrix Systems, Inc.	3,766	533,077
Electronic Arts, Inc. (b)	9,699	971,549
Fortinet, Inc. (b)	4,670	472,464
Intuit, Inc.	8,743	2,010,890
Microsoft Corp.	254,213	40,091,932
NortonLifeLock, Inc.	19,106	357,473

See accompanying notes to investments in securities.

Oracle Corp.	72,192	$3,489,039
Paycom Software, Inc. (b)	1,640	331,296
Salesforce.com, Inc. (b)	29,557	4,255,617
ServiceNow, Inc. (b)	6,285	1,801,155
Synopsys, Inc. (b)	4,952	637,768
Take-Two Interactive Software, Inc. (b)	3,704	439,332
		64,471,520
Technology Hardware Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.	43,119	418,685
HP, Inc.	49,381	857,254
Xerox Holdings Corp.	6,139	116,273
		1,392,212
Materials (2.4%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	7,407	1,478,511
Albemarle Corp.	3,462	195,153
Celanese Corp.	3,956	290,331
CF Industries Holdings, Inc.	7,239	196,901
Corteva, Inc.	24,938	586,043
Dow, Inc.	24,708	722,462
DuPont de Nemours, Inc.	24,685	841,758
Eastman Chemical Co.	4,505	209,843
Ecolab, Inc.	8,315	1,295,726
FMC Corp.	4,284	349,960
International Flavors & Fragrances, Inc.	3,589	366,365
Linde PLC (c)	17,900	3,096,700
LyondellBasell Industries NV - Class A (c)	8,477	420,714
PPG Industries, Inc.	7,843	655,675
The Mosaic Co.	11,634	125,880
The Sherwin-Williams Co.	2,760	1,268,275
		12,100,297
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	2,099	397,194
Vulcan Materials Co.	4,347	469,780
		866,974
Containers & Packaging (0.3%)
Amcor PLC (b) (c)	53,987	438,374
Ball Corp.	10,878	703,372
International Paper Co.	13,005	404,846
Packaging Corp. of America	3,082	267,610
Sealed Air Corp.	5,094	125,873
WestRock Co.	8,550	241,623
		2,181,698
Metals & Mining (0.3%)
Freeport-McMoRan, Inc.	48,348	326,349
Newmont Corp.	27,319	1,237,004
Nucor Corp.	10,091	363,478
		1,926,831
Real Estate (2.9%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	16,493	393,358
Ventas, Inc.	12,325	330,310
Welltower, Inc.	13,423	614,505
		1,338,173
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc.	23,898	263,834
Industrial REITs (0.3%)
Duke Realty Corp.	12,235	396,169
ProLogis, Inc.	24,600	1,977,102
		2,373,271
Office REITs (0.2%)
Alexandria Real Estate Equities, Inc.	4,085	559,890
Boston Properties, Inc.	4,732	436,432
SL Green Realty Corp.	2,670	115,077

See accompanying notes to investments in securities.

Vornado Realty Trust	5,224	$189,161
		1,300,560
Real Estate Services (0.1%)
CBRE Group, Inc. - Class A (b)	11,106	418,807

Residential REITs (0.4%)
Apartment Investment & Management Co. - Class A	4,904	172,376
AvalonBay Communities, Inc.	4,695	690,963
Equity Residential	11,618	716,947
Essex Property Trust, Inc.	2,210	486,730
Mid-America Apartment Communities, Inc.	3,833	394,914
UDR, Inc.	9,744	356,046
		2,817,976
Retail REITs (0.2%)
Federal Realty Investment Trust	2,343	174,811
Kimco Realty Corp.	13,989	135,274
Realty Income Corp.	11,417	569,252
Regency Centers Corp.	5,532	212,595
Simon Property Group, Inc.	10,254	562,534
		1,654,466
Specialized REITs (1.5%)
American Tower Corp.	14,760	3,213,990
Crown Castle International Corp.	13,854	2,000,517
Digital Realty Trust, Inc.	6,903	958,896
Equinix, Inc.	2,852	1,781,274
Extra Space Storage, Inc.	4,320	413,683
Iron Mountain, Inc.	9,551	227,314
Public Storage	5,047	1,002,385
SBA Communications Corp.	3,802	1,026,426
Weyerhaeuser Co.	24,830	420,868
		11,045,353
Utilities (3.6%)
Electric Utilities (2.2%)
Alliant Energy Corp.	7,984	385,547
American Electric Power Co., Inc.	16,399	1,311,592
Duke Energy Corp.	24,293	1,964,818
Edison International	11,937	654,028
Entergy Corp.	6,583	618,605
Evergy, Inc.	7,548	415,517
Eversource Energy	10,778	842,947
Exelon Corp.	32,393	1,192,386
FirstEnergy Corp.	17,952	719,337
NextEra Energy, Inc.	16,288	3,919,219
Pinnacle West Capital Corp.	3,675	278,528
PPL Corp.	25,585	631,438
The Southern Co.	34,946	1,891,977
Xcel Energy, Inc.	17,427	1,050,848
		15,876,787
Gas Utilities (0.1%)
Atmos Energy Corp.	3,973	394,241
ONEOK, Inc.	13,682	298,404
		692,645
Independent Power Producers & Energy Traders (0.1%)
AES Corp.	22,116	300,778
NRG Energy, Inc.	8,304	226,367
		527,145
Multi-Utilities (1.1%)
Ameren Corp.	8,163	594,511
CenterPoint Energy, Inc.	16,682	257,737
CMS Energy Corp.	9,439	554,541
Consolidated Edison, Inc.	11,065	863,070
Dominion Energy, Inc.	27,427	1,979,955
DTE Energy Co.	6,347	602,775
NiSource, Inc.	12,350	308,380
Public Service Enterprise Group, Inc.	16,797	754,353
Sempra Energy	9,360	1,057,587

See accompanying notes to investments in securities.

WEC Energy Group, Inc.	10,503	$925,629
		7,898,538
Water Utilities (0.1%)
American Water Works Co., Inc.	5,972	714,012
Total common stocks (cost: $323,738,668)		713,715,014
Short-Term Securities (1.3%)
Investment Companies (1.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.321%	9,276,264	9,276,264
Total short-term securities (cost: $9,276,264)		9,276,264
Total investments in securities (cost: $333,014,932) (e)		722,991,278
Cash and other assets in excess of liabilities (0.0%)		269,041
Total net assets (100.0%)		$723,260,319

Investments in Securities Legend

(a)       Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)       Non-income producing security.

(c)       Foreign security: The Fund held 3.5% of net assets in foreign securities at March 31, 2020.

(d)       Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2020, securities with an aggregate market value of $8,900,150 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	June 2020	66	Long	$8,868,146	$8,480,010	$(388,136)

(e)                     At March 31, 2020 the cost of investments for federal income tax purposes was $335,109,778. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$418,713,302
Gross unrealized depreciation	(31,219,938)
Net unrealized appreciation	$387,493,364

See accompanying notes to investments in securities.

SFT International Bond Fund

Investments in Securities

March 31, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (80.2%)
Argentina (2.6%)
Government (2.6%)
Argentina POM Politica Monetaria (ARS)
38.039%, 06/21/20 (c)	683,750	$6,814
Argentina Treasury Bill (ARS)
3.427%, 03/30/20 (d) (e)	28,888,500	500,737
3.576%, 10/29/20 (d)	4,549,440	65,012
3.587%, 04/28/20 (d)	11,505,700	165,237
3.655%, 05/28/20 (d)	781,800	10,347
Argentina Treasury Bond BONCER (ARS)
1.200%, 03/18/22	48,602,729	390,996
1.400%, 03/25/23	25,897,610	309,162
1.500%, 03/25/24	25,465,682	304,269
Argentine Bonos del Tesoro (ARS)
15.500%, 10/17/26	59,411,000	299,305
16.000%, 10/17/23	29,346,000	179,162
18.200%, 10/03/21	28,501,000	218,001
		2,449,042
Brazil (7.9%)
Government (7.9%)
Brazil Letras do Tesouro Nacional (BRL)
1.381%, 07/01/20 (d)	19,971,000	3,819,149
1.385%, 10/01/20 (d)	15,020,000	2,848,672
1.395%, 04/01/21 (d)	340,000	63,342
1.417%, 01/01/22 (d)	3,100,000	556,264
Brazil Notas do Tesouro Nacional Serie F (BRL)
10.000%, 01/01/21	784,000	158,142
		7,445,569

Ghana (1.4%)
Government (1.4%)
Ghana Government Bond (GHS)
18.750%, 01/24/22	960,000	161,656
19.000%, 11/02/26	2,890,000	445,320
19.750%, 03/25/24	960,000	156,471
19.750%, 03/15/32	2,890,000	445,642
24.500%, 06/21/21	50,000	9,265
24.750%, 03/01/21	100,000	18,491
24.750%, 07/19/21	160,000	29,712
Republic of Ghana Government Bonds (GHS)
16.250%, 05/17/21	130,000	22,276
16.500%, 03/22/21	100,000	17,322
17.600%, 11/28/22	50,000	7,940
18.250%, 09/21/20	50,000	8,813
		1,322,908
Indonesia (5.0%)
Government (5.0%)
Indonesia Treasury Bond (IDR)
6.125%, 05/15/28	228,000,000	12,285
7.000%, 05/15/27	34,935,000,000	2,039,493
8.375%, 03/15/24	16,793,000,000	1,070,468
9.500%, 07/15/23	18,680,000,000	1,229,866
10.000%, 09/15/24	1,959,000,000	131,906
10.000%, 02/15/28	76,000,000	5,151
10.250%, 07/15/22	2,658,000,000	175,967
		4,665,136
Mexico (8.1%)
Government (8.1%)
Mexican Bonos (MXN)
6.500%, 06/10/21	20,100,000	857,139
6.500%, 06/09/22	41,440,000	1,769,894

See accompanying notes to investments in securities.

7.250%, 12/09/21	44,130,000	$1,911,139
8.000%, 06/11/20	44,930,000	1,918,722
8.000%, 12/07/23	14,450,000	645,891
10.000%, 12/05/24	9,340,000	449,875
Mexican Udibonos (MXN)
2.500%, 12/10/20	1,793,772	75,400
		7,628,060
Norway (3.9%)
Government (3.9%)
Norway Government Bond (NOK)
1.500%, 02/19/26	1,910,000	190,942
1.750%, 03/13/25	3,215,000	323,576
2.000%, 05/24/23	10,130,000	1,011,896
3.000%, 03/14/24	9,161,000	958,690
3.750%, 05/25/21	12,135,000	1,200,990
		3,686,094
South Korea (15.7%)
Government (15.7%)
Korea Treasury Bond (KRW)
1.375%, 12/10/29	4,709,000,000	3,801,098
3.000%, 03/10/23	967,000,000	837,003
3.000%, 09/10/24	2,419,000,000	2,131,322
3.375%, 09/10/23	2,729,000,000	2,403,905
3.500%, 03/10/24	1,785,000,000	1,589,614
4.250%, 06/10/21	4,577,300,000	3,903,844
		14,666,786
United States (35.6%)
Government (35.6%)
U.S. Treasury Note (USD)
1.500%, 10/31/24	2,000,000	2,103,359
1.500%, 11/30/24	4,250,000	4,475,283
1.625%, 02/15/26	890,000	947,815
1.625%, 10/31/26	890,000	952,682
1.750%, 12/31/24	8,389,000	8,932,319
2.000%, 02/15/25	4,140,000	4,461,012
2.125%, 12/31/21	1,091,000	1,127,182
2.125%, 05/15/25	4,950,000	5,378,291
2.125%, 05/31/26	405,000	444,551
2.625%, 12/31/25	1,641,000	1,841,446
2.875%, 05/31/25	2,390,000	2,690,804
		33,354,744
Total long-term debt securities (cost: $85,032,164)		75,218,339

Short-Term Securities (15.0%)
Argentina (0.5%)
Argentina Treasury Bill (ARS)
3.664%, 04/08/20 (d)	131,500	1,729
3.665%, 04/08/20 (d)	3,126,150	41,094
Argentina Treasury Bond BONCER (ARS)
1.200%, 03/18/22	6,349,934	91,872
1.400%, 03/25/23	6,376,345	97,814
1.500%, 03/25/24	6,376,345	98,524
Letras del Tesoro en Pesos Badlar (ARS)
31.246%, 07/31/20 (c)	3,857,000	50,616
32.400%, 08/28/20 (c)	4,908,140	64,741
		446,390

Mexico (0.8%)
Mexico Cetes (MXN)
2.657%, 04/02/20 (d)	18,029,600	768,272

Norway (0.3%)
Norway Treasury Bill (NOK)
1.969%, 09/16/20 (d)	1,039,000	98,568
1.971%, 06/17/20 (d)	1,736,000	165,038
		263,606

See accompanying notes to investments in securities.

United States (1.6%)
Federal Home Loan Bank (USD)
0.000%, 04/01/20	1,525,000	$1,525,000

	Shares
Investment Companies (11.8%)
United States (11.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.321%	11,080,129	11,080,129
Total short-term securities (cost: $14,350,132)		14,083,397
Total investments in securities (cost: $99,382,296) (f)		89,301,736
Cash and other assets in excess of liabilities (4.8%)		4,471,398
Total net assets (100.0%)		$93,773,134

See accompanying notes to investments in securities.

Foreign Forward Currency Contracts

On March 31, 2020, International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates.  Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
04/06/20	57,690,000	MXN	2,832,392	USD	$374,587	$—	HSB
04/08/20	371,425	EUR	412,716	USD	5,110	—	BOA
04/08/20	415,330	USD	371,425	EUR	—	(7,723)	BOA
04/08/20	4,213,000	MXN	209,776	USD	30,336	—	CIT
04/08/20	725,882	EUR	807,326	USD	10,733	—	DBK
04/08/20	811,432	USD	725,882	EUR	—	(14,840)	DBK
04/08/20	51,000	EUR	56,684	USD	716	—	GSC
04/08/20	57,046	USD	51,000	EUR	—	(1,078)	GSC
04/09/20	228,417	EUR	254,136	USD	3,463	—	UBS
04/09/20	255,840	USD	228,417	EUR	—	(5,167)	UBS
04/14/20	335,000	EUR	372,433	USD	4,719	—	BCB
04/14/20	374,704	USD	335,000	EUR	—	(6,990)	BCB
04/15/20	119,438	EUR	133,253	USD	2,147	—	BOA
04/15/20	133,832	USD	119,438	EUR	—	(2,726)	BOA
04/15/20	691,290	EUR	7,513,700	SEK	6,805	—	DBK
04/15/20	691,290	EUR	7,513,700	SEK	—	(6,999)	DBK
04/15/20	78,270	EUR	87,316	USD	1,400	—	GSC
04/15/20	107,000	EUR	119,717	USD	2,264	—	GSC
04/15/20	207,323	USD	185,270	EUR	—	(3,953)	GSC
04/23/20	82,167	EUR	92,774	USD	2,553	—	GSC
04/23/20	91,991	USD	82,167	EUR	—	(1,769)	GSC
04/27/20	1,514,253	EUR	1,704,958	USD	42,000	—	HSB
04/27/20	1,281,031	USD	1,144,253	EUR	—	(24,409)	HSB
04/27/20	273,109	USD	250,000	EUR	1,442	—	HSB
04/29/20	323,755	USD	285,294	EUR	—	(10,421)	BOA
04/29/20	1,416,728	EUR	1,590,815	USD	34,840	—	BOA
04/29/20	1,267,317	USD	1,131,434	EUR	—	(24,676)	BOA
04/29/20	104,034	EUR	116,905	USD	2,646	—	GSC
04/29/20	116,515	USD	104,034	EUR	—	(2,256)	GSC
04/29/20	633,107	EUR	711,368	USD	16,035	—	SCB
04/29/20	718,053	USD	633,107	EUR	—	(22,719)	SCB
04/30/20	1,607,576	USD	1,416,728	EUR	—	(51,541)	BOA
04/30/20	1,416,728	EUR	1,591,197	USD	35,162	—	BOA
04/30/20	764,780	EUR	92,515,436	JPY	8,061	—	CIT
04/30/20	764,780	EUR	92,515,436	JPY	10,071	—	CIT
04/30/20	130,740	EUR	146,808	USD	3,212	—	DBK
04/30/20	148,355	USD	130,740	EUR	—	(4,758)	DBK
04/30/20	37,500	EUR	42,108	USD	920	—	GSC
04/30/20	42,002	USD	37,500	EUR	—	(814)	GSC
04/30/20	6,128,062	USD	665,130,000	JPY	41,254	—	MSC
04/30/20	665,130,000	JPY	6,364,716	USD	195,400	—	MSC
05/05/20	2,480,100	BRL	598,322	USD	121,261	—	JPM
05/08/20	579,454	EUR	636,165	CHF	17,725	—	UBS
05/08/20	579,454	EUR	636,165	CHF	4,476	—	UBS
05/11/20	2,133,000,000	KRW	1,799,620	USD	44,167	—	HSB
05/12/20	568,870	EUR	624,335	CHF	17,507	—	GSC
05/12/20	568,870	EUR	624,335	CHF	4,089	—	GSC
05/13/20	705,850	EUR	7,513,700	SEK	—	(22,516)	DBK
05/13/20	705,850	EUR	7,513,700	SEK	6,035	—	DBK
05/14/20	158,000	EUR	176,082	USD	2,454	—	HSB
05/14/20	179,363	USD	158,000	EUR	—	(5,735)	HSB
05/15/20	250,000,000	KRW	216,385	USD	10,579	—	CIT
05/21/20	1,071,500,000	KRW	906,668	USD	24,225	—	CIT
05/21/20	2,070,688	AUD	147,680,397	JPY	—	(15,677)	JPM
05/21/20	2,070,688	AUD	147,680,397	JPY	119,176	—	JPM
05/21/20	2,070,688	AUD	152,662,761	JPY	10,219	—	JPM
05/21/20	2,070,688	AUD	152,662,761	JPY	139,535	—	JPM
05/21/20	186,735	EUR	209,250	USD	3,991	—	JPM
05/21/20	212,052	USD	186,735	EUR	—	(6,793)	JPM
05/22/20	917,461	EUR	108,332,262	JPY	—	(13,182)	HSB
05/22/20	917,461	EUR	108,332,262	JPY	10,465	—	HSB
05/22/20	917,461	EUR	110,198,103	JPY	8,774	—	HSB
05/22/20	917,461	EUR	110,198,103	JPY	5,833	—	HSB
05/22/20	626,305	EUR	700,875	USD	12,417	—	JPM

See accompanying notes to investments in securities.

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
05/22/20	711,229	USD	626,305	EUR	$—	$(22,771)	JPM
05/26/20	1,300,431	AUD	96,174,699	JPY	35,050	—	CIT
05/26/20	1,300,431	AUD	96,174,699	JPY	61,964	—	CIT
05/26/20	130,792	EUR	146,304	USD	2,511	—	DBK
05/26/20	148,475	USD	130,792	EUR	—	(4,682)	DBK
05/26/20	777,081	USD	83,443,000	JPY	—	(2,243)	JPM
05/26/20	83,443,000	JPY	799,041	USD	24,202	—	JPM
05/27/20	524,000	EUR	583,784	USD	7,675	—	BNP
05/27/20	594,875	USD	524,000	EUR	—	(18,767)	BNP
05/27/20	599,000	EUR	668,005	USD	9,438	—	MSC
05/27/20	680,424	USD	599,000	EUR	—	(21,857)	MSC
05/29/20	392,367	USD	345,433	EUR	—	(12,554)	BCB
05/29/20	345,433	EUR	386,533	USD	6,720	—	BCB
05/29/20	1,494,000,000	KRW	1,281,523	USD	50,456	—	DBK
06/02/20	2,186,700	BRL	510,577	USD	90,631	—	JPM
06/04/20	35,002	EUR	39,225	USD	731	—	JPM
06/04/20	39,763	USD	35,002	EUR	—	(1,269)	JPM
06/05/20	3,236,680	EUR	3,627,836	USD	68,102	—	SCB
06/05/20	3,676,584	USD	3,236,680	EUR	—	(116,850)	SCB
06/08/20	359,168	USD	37,884,850	JPY	—	(7,191)	HSB
06/08/20	37,884,850	JPY	363,247	USD	11,270	—	HSB
06/08/20	341,516	USD	35,981,110	JPY	—	(7,227)	JPM
06/08/20	35,981,110	JPY	343,818	USD	9,528	—	JPM
06/09/20	1,710,250	AUD	121,456,824	JPY	—	(3,580)	CIT
06/09/20	1,710,250	AUD	121,456,824	JPY	85,138	—	CIT
06/12/20	660,000	AUD	48,934,710	JPY	3,740	—	HSB
06/12/20	660,000	AUD	48,934,710	JPY	46,961	—	HSB
06/12/20	1,285,000	AUD	94,357,550	JPY	8,811	—	HSB
06/12/20	1,285,000	AUD	94,357,550	JPY	81,383	—	HSB
06/12/20	1,170,000	AUD	86,849,802	JPY	6,637	—	JPM
06/12/20	1,170,000	AUD	86,849,802	JPY	84,189	—	JPM
06/12/20	650,000	AUD	48,145,435	JPY	3,679	—	JPM
06/12/20	650,000	AUD	48,145,435	JPY	45,809	—	JPM
06/12/20	1,160,000	AUD	85,201,420	JPY	7,956	—	JPM
06/12/20	1,160,000	AUD	85,201,420	JPY	73,675	—	JPM
06/15/20	702,639	EUR	7,513,600	SEK	—	(15,868)	DBK
06/15/20	702,639	EUR	7,513,600	SEK	2,535	—	DBK
06/15/20	716,000	EUR	7,513,700	SEK	—	(36,270)	DBK
06/15/20	716,000	EUR	7,513,700	SEK	8,248	—	DBK
06/15/20	9,158,000	EUR	1,085,741,251	JPY	389,252	—	DBK
06/15/20	9,158,000	EUR	1,085,741,251	JPY	—	(374,895)	DBK
06/15/20	13,970,000	AUD	952,262,256	JPY	—	(328,806)	DBK
06/15/20	13,970,000	AUD	952,262,256	JPY	626,954	—	DBK
06/15/20	35,002	EUR	40,677	USD	2,167	—	JPM
06/15/20	816,451	USD	7,471,300	NOK	—	(104,617)	JPM
06/15/20	39,774	USD	35,002	EUR	—	(1,265)	JPM
06/16/20	690,655	EUR	7,513,700	SEK	31,123	—	DBK
06/16/20	690,655	EUR	7,513,700	SEK	—	(31,271)	DBK
06/16/20	650,000	AUD	42,655,600	JPY	—	(10,419)	HSB
06/16/20	650,000	AUD	42,655,600	JPY	8,959	—	HSB
06/16/20	816,447	USD	7,425,800	NOK	—	(108,948)	JPM
06/17/20	3,195,000	MXN	157,304	USD	22,614	—	CIT
06/17/20	4,238,000	MXN	208,180	USD	29,520	—	CIT
06/17/20	7,012,000	MXN	345,024	USD	49,423	—	CIT
06/19/20	844,042	USD	7,607,100	NOK	—	(119,266)	JPM
06/22/20	508,500,000	KRW	425,043	USD	5,656	—	CIT
06/22/20	705,410	USD	74,598,450	JPY	—	(11,955)	JPM
06/22/20	74,598,450	JPY	713,347	USD	19,892	—	JPM
06/24/20	1,800,566	USD	188,517,750	JPY	—	(47,998)	BNP
06/24/20	188,517,750	JPY	1,806,438	USD	53,870	—	BNP
06/25/20	917,485	EUR	109,689,928	JPY	—	(24,746)	HSB
06/25/20	917,485	EUR	109,689,928	JPY	34,734	—	HSB
06/30/20	764,780	EUR	90,106,214	JPY	1,043	—	CIT
06/30/20	764,780	EUR	90,106,214	JPY	—	(5,043)	CIT
06/30/20	382,404	EUR	45,517,940	JPY	—	(232)	CIT
06/30/20	382,404	EUR	45,517,940	JPY	2,539	—	CIT
06/30/20	717,447	USD	7,679,158	NOK	14,206	—	JPM
06/30/20	113,804	USD	1,211,180	NOK	1,595	—	JPM

See accompanying notes to investments in securities.

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
07/06/20	607,000,000	KRW	504,572	USD	$3,711	$—	DBK
07/14/20	1,680,000	AUD	125,451,480	JPY	21,871	—	JPM
07/14/20	1,680,000	AUD	125,451,480	JPY	116,876	—	JPM
07/23/20	20,675	EUR	23,475	USD	701	—	UBS
07/23/20	23,304	USD	20,675	EUR	—	(530)	UBS
07/29/20	514,234,382	KRW	443,229	USD	18,535	—	CIT
08/04/20	2,741,800	BRL	607,130	USD	82,359	—	JPM
08/07/20	610,000,000	KRW	514,638	USD	10,678	—	DBK
08/10/20	579,913	EUR	636,165	CHF	20,431	—	UBS
08/10/20	579,913	EUR	636,165	CHF	1,976	—	UBS
08/10/20	594,644	EUR	636,165	CHF	8,888	—	UBS
08/10/20	594,644	EUR	636,165	CHF	—	(2,716)	UBS
08/12/20	585,488	EUR	624,335	CHF	10,268	—	GSC
08/12/20	585,488	EUR	624,335	CHF	—	(6,306)	GSC
08/12/20	569,337	EUR	624,335	CHF	20,088	—	GSC
08/12/20	569,337	EUR	624,335	CHF	1,675	—	GSC
08/13/20	712,512	EUR	7,513,600	SEK	—	(5,409)	DBK
08/13/20	712,512	EUR	7,513,600	SEK	—	(19,457)	DBK
08/21/20	2,070,687	AUD	147,163,551	JPY	—	(11,188)	JPM
08/21/20	2,070,687	AUD	147,163,551	JPY	114,542	—	JPM
08/21/20	1,035,344	AUD	76,118,272	JPY	22,913	—	JPM
08/21/20	1,035,344	AUD	76,118,272	JPY	52,389	—	JPM
08/24/20	1,296,969	AUD	92,057,085	JPY	—	(8,381)	CIT
08/24/20	1,296,969	AUD	92,057,085	JPY	72,101	—	CIT
08/24/20	917,461	EUR	108,413,824	JPY	—	(9,871)	HSB
08/24/20	917,461	EUR	108,413,824	JPY	8,202	—	HSB
08/25/20	917,461	EUR	111,229,329	JPY	—	(19,246)	HSB
08/25/20	917,461	EUR	111,229,329	JPY	43,808	—	HSB
08/26/20	435,531,237	KRW	367,165	USD	7,080	—	CIT
08/27/20	761,860	USD	83,444,600	JPY	15,497	—	JPM
08/27/20	83,444,600	JPY	801,136	USD	23,780	—	JPM
08/31/20	982,926	USD	101,585,000	JPY	—	(36,458)	CIT
08/31/20	30,820,000	JPY	292,500	USD	5,350	—	CIT
08/31/20	70,765,000	JPY	679,513	USD	20,195	—	CIT
08/31/20	514,234,381	KRW	426,185	USD	948	—	CIT
09/08/20	9,800,000,000	KRW	8,280,174	USD	173,730	—	HSB
09/14/20	1,285,000	AUD	87,062,605	JPY	—	(27,638)	HSB
09/14/20	1,285,000	AUD	87,062,605	JPY	52,738	—	HSB
09/14/20	1,520,000	AUD	103,195,916	JPY	—	(32,760)	JPM
09/14/20	1,520,000	AUD	103,195,916	JPY	64,420	—	JPM
09/21/20	738,811	USD	6,665,800	NOK	—	(103,381)	JPM
09/30/20	764,780	EUR	90,136,805	JPY	3,477	—	CIT
09/30/20	764,780	EUR	90,136,805	JPY	—	(6,967)	CIT
09/30/20	764,780	EUR	92,785,786	JPY	17,593	—	CIT
09/30/20	764,780	EUR	92,785,786	JPY	3,621	—	CIT
09/30/20	382,376	EUR	45,494,322	JPY	—	(1,523)	CIT
09/30/20	382,376	EUR	45,494,322	JPY	3,766	—	CIT
10/05/20	18,750	EUR	20,980	USD	282	—	GSC
10/05/20	21,203	USD	18,750	EUR	—	(505)	GSC
10/07/20	43,020,000	MXN	2,061,601	USD	275,730	—	HSB
10/08/20	4,323,000	MXN	209,785	USD	30,351	—	CIT
10/09/20	3,247,000	MXN	157,343	USD	22,589	—	CIT
10/13/20	3,694,000	MXN	178,442	USD	25,223	—	CIT
10/13/20	7,130,000	MXN	345,008	USD	49,271	—	CIT
10/13/20	1,578,954	EUR	1,774,334	USD	30,946	—	HSB
10/15/20	15,933,000	MXN	773,304	USD	112,623	—	CIT
10/15/20	347,550	EUR	392,043	USD	8,275	—	DBK
10/16/20	294,825	EUR	333,683	USD	8,124	—	BOA
10/16/20	14,589,000	MXN	714,597	USD	109,731	—	CIT
10/16/20	602,000	EUR	681,028	USD	16,272	—	HSB
10/26/20	815,540	EUR	928,427	USD	27,589	—	DBK
10/26/20	930,525	USD	815,540	EUR	—	(29,687)	DBK
11/09/20	580,358	EUR	636,165	CHF	22,459	—	UBS
11/09/20	580,358	EUR	636,165	CHF	—	(238)	UBS
11/12/20	569,752	EUR	624,335	CHF	22,120	—	GSC
11/12/20	569,752	EUR	624,335	CHF	—	(499)	GSC
11/24/20	1,035,344	AUD	75,872,468	JPY	25,026	—	JPM

See accompanying notes to investments in securities.

Settlement Date	Currency to be delivered - SELL		Currency to be received - BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
11/24/20	1,035,344	AUD	75,872,468	JPY	$50,285	$—	JPM
					$5,390,493	$(2,020,092)

Investments in Securities Legend

(a)                  Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.

(b)                  Principal amounts for foreign debt securities are denominated in the currencies indicated.  United States debt securities are denominated in U.S. Dollars.

(c)                   Variable rate security.

(d)                  Rate represents annualized yield at date of purchase.

(e)                   Security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program.  This security has been determined to be illiquid.

(f)                    At March 31, 2020 the cost of investments for federal income tax purposes was $99,382,296. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$6,881,419
Gross unrealized depreciation	(13,591,578)
Net unrealized depreciation	$(6,710,159)

Currency Legend

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GHS	Ghanaian Cedi
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

Counterparty Legend

BCB	Barclays Bank PLC
BNP	BNP Paribas SA
BOA	Bank of America Merrill Lynch
CIT	Citibank NA
DBK	Deutsche Bank AG
GSC	Goldman Sachs
HSB	HSBC Bank PLC
JPM	JPMorgan Chase Bank NA
MSC	Morgan Stanley and Co., Inc.
SCB	Standard Chartered Bank
UBS	UBS AG

See accompanying notes to investments in securities.

SFT IvySM Growth Fund

Investments in Securities

March 31, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.9%)
Consumer Discretionary (16.6%)
Automobiles (1.8%)
Ferrari NV (b)	52,637	$8,030,827

Internet & Catalog Retail (7.5%)
Amazon.com, Inc. (c)	12,609	24,584,020
Booking Holdings, Inc. (c)	7,242	9,742,807
		34,326,827
Specialty Retail (4.1%)
Home Depot, Inc. (The)	50,998	9,521,836
Tractor Supply Co.	109,512	9,259,240
		18,781,076
Textiles, Apparel & Luxury Goods (3.2%)
NIKE, Inc. - Class B	96,804	8,009,563
VF Corp.	119,067	6,439,144
		14,448,707
Consumer Staples (3.8%)
Beverages (3.3%)
The Coca-Cola Co.	337,636	14,940,393

Personal Care (0.5%)
The Estee Lauder Cos., Inc. - Class A	15,067	2,400,776

Financial (3.0%)
Capital Markets (3.0%)
CME Group, Inc.	32,812	5,673,523
S&P Global, Inc.	32,665	8,004,558
		13,678,081
Health Care (12.0%)
Biotechnology (1.9%)
Vertex Pharmaceuticals, Inc. (c)	35,843	8,528,842

Health Care Equipment & Supplies (3.7%)
Danaher Corp.	33,638	4,655,836
Intuitive Surgical, Inc. (c)	12,876	6,376,324
The Cooper Cos., Inc.	21,784	6,005,195
		17,037,355
Health Care Providers & Services (1.8%)
UnitedHealth Group, Inc.	33,214	8,282,907

Health Care Technology (3.1%)
Cerner Corp.	221,926	13,979,119

Pharmaceuticals (1.5%)
Zoetis, Inc.	56,227	6,617,355

Industrials (10.3%)
Aerospace & Defense (1.5%)
Northrop Grumman Corp.	22,448	6,791,642

Machinery (4.0%)
Caterpillar, Inc.	73,552	8,534,974
Stanley Black & Decker, Inc.	95,335	9,533,500
		18,068,474
Professional Services (2.4%)
CoStar Group, Inc. (c)	7,348	4,314,819
Verisk Analytics, Inc.	46,885	6,534,831
		10,849,650
Road & Rail (2.4%)
JB Hunt Transport Services, Inc.	60,354	5,566,450

See accompanying notes to investments in securities.

Union Pacific Corp.	38,277	$5,398,588
		10,965,038
Information Technology (49.4%)
Communications Equipment (3.2%)
Motorola Solutions, Inc.	109,192	14,513,801

Computers & Peripherals (6.3%)
Apple, Inc.	112,315	28,560,581

Interactive Media & Services (8.2%)
Alphabet, Inc. - Class A (c)	17,213	20,000,645
Alphabet, Inc. - Class C (c)	3,881	4,512,866
Facebook, Inc. - Class A (c)	74,744	12,467,299
		36,980,810
IT Services (12.5%)
Broadridge Financial Solutions, Inc.	68,881	6,531,985
FleetCor Technologies, Inc. (c)	33,029	6,161,230
Gartner, Inc. (c)	13,414	1,335,632
Mastercard, Inc. - Class A	23,156	5,593,563
PayPal Holdings, Inc. (c)	89,732	8,590,942
VeriSign, Inc. (c)	38,889	7,003,520
Visa, Inc. - Class A	132,937	21,418,810
		56,635,682
Semiconductors & Semiconductor Equipment (2.6%)
NVIDIA Corp.	45,532	12,002,235

Software (16.6%)
Adobe, Inc. (c)	41,061	13,067,253
Electronic Arts, Inc. (c)	96,371	9,653,483
Intuit, Inc.	39,706	9,132,380
Microsoft Corp.	277,031	43,690,559
		75,543,675
Real Estate (1.8%)
Specialized REITs (1.8%)
American Tower Corp.	18,646	4,060,167
Equinix, Inc.	6,318	3,946,033
		8,006,200
Total common stocks (cost: $358,118,842)		439,970,053

Short-Term Securities (3.9%)
Investment Companies (3.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.321%	17,577,670	17,577,670
Total short-term securities (cost: $17,577,670)		17,577,670
Total investments in securities (cost: $375,696,512) (d)		457,547,723
Liabilities in excess of cash and other assets (-0.8%)		(3,544,076)
Total net assets (100.0%)		$454,003,647

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Foreign security: The Fund held 1.8% of net assets in foreign securities at March 31, 2020.
(c)	Non-income producing security.
(d)	At March 31, 2020 the cost of investments for federal income tax purposes was $375,767,726. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$108,157,385
Gross unrealized depreciation	(26,377,388)
Net unrealized appreciation	$81,779,997

See accompanying notes to investments in securities.

SFT IvySM Small Cap Growth Fund

Investments in Securities

March 31, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (96.1%)
Communication Services (0.4%)
Media (0.4%)
Gray Television, Inc. (b)	54,189	$581,990
		581,990
Consumer Discretionary (11.3%)
Auto Components (0.9%)
Fox Factory Holding Corp. (b)	30,634	1,286,628

Distributors (0.7%)
Pool Corp.	4,832	950,793

Entertainment (0.4%)
Monarch Casino & Resort, Inc. (b)	17,404	488,530

Hotels, Restaurants & Leisure (3.7%)
Churchill Downs, Inc.	15,441	1,589,651
Hilton Grand Vacations, Inc. (b)	36,038	568,319
Wingstop, Inc.	35,438	2,824,409
		4,982,379
Household Durables (2.2%)
Installed Building Products, Inc. (b)	42,334	1,687,856
TopBuild Corp. (b)	17,609	1,261,509
		2,949,365
Leisure Equipment & Products (1.6%)
Malibu Boats, Inc. - Class A (b)	43,678	1,257,490
SeaWorld Entertainment, Inc. (b)	78,928	869,786
		2,127,276
Media (1.6%)
Nexstar Media Group, Inc. - Class A	37,451	2,162,046

Specialty Retail (0.2%)
Boot Barn Holdings, Inc. (b)	21,901	283,180

Consumer Staples (0.1%)
Food Products (0.1%)
TreeHouse Foods, Inc. (b)	1,371	60,530

Financial (9.2%)
Capital Markets (4.2%)
Hamilton Lane, Inc. - Class A	22,269	1,231,699
Houlihan Lokey, Inc.	50,728	2,643,943
LPL Financial Holdings, Inc.	31,988	1,741,107
		5,616,749
Commercial Banks (1.8%)
Prosperity Bancshares, Inc.	22,064	1,064,588
Seacoast Banking Corp. of Florida (b)	73,809	1,351,443
		2,416,031
Consumer Finance (0.5%)
FirstCash, Inc.	9,238	662,734

Insurance (2.4%)
eHealth, Inc. (b)	22,875	3,221,258

Real Estate (0.3%)
Community Healthcare Trust, Inc.	11,848	453,541

Health Care (26.0%)
Biotechnology (3.5%)
CareDx, Inc. (b)	102,973	2,247,900
Veracyte, Inc. (b)	35,225	856,320
Vericel Corp. (b)	169,298	1,552,463
		4,656,683

See accompanying notes to investments in securities.

Health Care Equipment & Supplies (9.7%)
Haemonetics Corp. (b)	21,564	$2,149,068
Insulet Corp. (b)	16,105	2,668,276
iRhythm Technologies, Inc. (b)	15,534	1,263,691
Novocure, Ltd. (b) (c)	15,263	1,027,810
Penumbra, Inc. (b)	13,368	2,156,660
STAAR Surgical Co. (b)	54,264	1,750,557
Tactile Systems Technology, Inc. (b)	52,194	2,096,111
		13,112,173
Health Care Providers & Services (11.5%)
AMN Healthcare Services, Inc. (b)	38,687	2,236,495
HealthEquity, Inc. (b)	26,645	1,347,971
HMS Holdings Corp. (b)	88,987	2,248,702
LHC Group, Inc. (b)	18,452	2,586,970
PetIQ, Inc. (b)	90,966	2,113,140
Teladoc Health, Inc. (b)	32,234	4,996,592
		15,529,870
Health Care Technology (1.3%)
Omnicell, Inc. (b)	27,441	1,799,581

Industrials (17.8%)
Aerospace & Defense (3.6%)
Hexcel Corp.	31,892	1,186,064
Mercury Systems, Inc. (b)	50,904	3,631,491
		4,817,555
Air Freight & Logistics (1.4%)
Air Transport Services Group, Inc. (b)	106,879	1,953,748

Building Products (1.3%)
PGT Innovations, Inc. (b)	58,796	493,299
Simpson Manufacturing Co., Inc.	4,388	269,508
Trex Co., Inc. (b)	12,857	1,030,360
		1,793,167
Commercial Services & Supplies (2.7%)
Clean Harbors, Inc. (b)	36,573	1,877,658
The Brink’s Co.	33,531	1,745,288
		3,622,946
Electrical Equipment (1.9%)
EnerSys	24,532	1,214,824
Woodward, Inc.	22,179	1,318,320
		2,533,144
Machinery (4.7%)
Crane Co.	27,597	1,357,220
John Bean Technologies Corp.	30,076	2,233,745
RBC Bearings, Inc. (b)	11,618	1,310,394
The Timken Co.	43,212	1,397,476
		6,298,835
Road & Rail (1.9%)
Knight-Swift Transportation Holdings, Inc.	78,957	2,589,790

Transportation (0.3%)
Saia, Inc. (b)	5,777	424,841

Information Technology (26.2%)
Communications Equipment (1.3%)
Viavi Solutions, Inc. (b)	155,485	1,742,987

Electronic Equipment, Instruments & Components (1.3%)
Coherent, Inc. (b)	16,233	1,727,353

Interactive Media & Services (7.8%)
Envestnet, Inc. (b)	29,498	1,586,403
Five9, Inc. (b)	55,890	4,273,349
Mimecast, Ltd. (b) (c)	69,880	2,466,764
Q2 Holdings, Inc. (b)	37,051	2,188,232
		10,514,748

See accompanying notes to investments in securities.

IT Services (2.1%)
Booz Allen Hamilton Holding Corp.	26,087	$1,790,612
Evo Payments, Inc. - Class A (b)	63,953	978,481
		2,769,093
Semiconductors & Semiconductor Equipment (3.5%)
Enphase Energy, Inc. (b)	44,626	1,440,973
Monolithic Power Systems, Inc.	19,923	3,336,306
		4,777,279
Software (10.2%)
8x8, Inc. (b)	110,505	1,531,599
Globant SA (b) (c)	27,653	2,430,146
HubSpot, Inc. (b)	10,421	1,387,973
Paycom Software, Inc. (b)	4,632	935,710
Proofpoint, Inc. (b)	31,326	3,213,734
Smartsheet, Inc. - Class A (b)	38,140	1,583,192
Varonis Systems, Inc. (b)	42,707	2,719,155
		13,801,509
Leisure and Consumer Staples (2.5%)
Food Products (2.5%)
J&J Snack Foods Corp.	10,521	1,273,041
Nomad Foods, Ltd. (b) (c)	115,640	2,146,278
		3,419,319
Real Estate (2.6%)
Specialized REITs (2.6%)
Digital Realty Trust, Inc.	24,805	3,445,663
Total common stocks (cost: $125,129,125)		129,573,314

Short-Term Securities (3.1%)
Investment Companies (3.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0. 321%	4,195,317	4,195,317
Total short-term securities (cost: $4,195,317)		4,195,317
Total investments in securities (cost: $129,324,442) (d)		133,768,631
Cash and other assets in excess of liabilities (0.8%)		1,019,545
Total net assets (100.0%)		$134,788,176

Investments in Securities Legend
(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 6.0% of net assets in foreign securities at March 31, 2020.
(d)	At March 31, 2020 the cost of investments for federal income tax purposes was $130,023,952. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$23,950,051
Gross unrealized depreciation	(20,205,372)
Net unrealized appreciation	$3,744,679

See accompanying notes to investments in securities.

SFT Managed Volatility Equity Fund

Investments in Securities

March 31, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (89.7%)
Investment Companies (89.7%)
iShares Core High Dividend ETF	887,257	$63,483,238
iShares Edge MSCI Minimum Volatility EAFE ETF	1,416,913	87,919,452
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	460,185	21,591,880
iShares Edge MSCI Minimum Volatility USA ETF (b)	2,081,732	112,434,345
iShares MSCI Germany ETF	661,332	14,205,412
iShares Short Maturity Bond ETF	387,945	18,811,453
Total mutual funds (cost: $325,123,137)		318,445,780

Short-Term Securities (3.8%)
Investment Companies (3.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.321%	13,619,484	13,619,484
Total investments excluding purchased options (cost: $338,742,621)		332,065,264
Total purchased options outstanding (2.5%) (cost: $5,983,108)		8,741,170
Total investments in securities (cost: $344,725,729) (c)		340,806,434
Cash and other assets in excess of liabilities (4.0%)		14,244,080
Total net assets (100.0%)		$355,050,514

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On March 31, 2020, securities with an aggregate market value of $ 24,304,500 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 500® E-Mini Index Future	June 2020	1,814	Short	$235,379,573	$233,071,790	$(2,307,783)

(c)	At March 31, 2020 the cost of investments for federal income tax purposes was $343,243,850. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$11,613,207
Gross unrealized depreciation	(20,391,630)
Net unrealized appreciation	$(8,778,423)

Call Options Purchased:

The Fund had the following call options purchased open at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,300	May 2020	156	$15,600	$5,431,140

Put Options Purchased:

The Fund had the following put options purchased open at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$58	April 2020	1,831	$183,100	$2,764,810
S&P 500 Index	2,010	May 2020	78	7,800	287,820
CBOE Volatility Index	25	June 2020	1,560	156,000	257,400
					$3,310,030

Call Options Written:

The Fund had the following call options written open at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,455	May 2020	156	$15,600	$(3,633,240)

See accompanying notes to investments in securities.

Put Options Written:

The Fund had the following put options written open at March 31, 2020:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
S&P 500 Index	$2,140	May 2020	78	$7,800	$(399,984)

See accompanying notes to investments in securities.

SFT Real Estate Securities Fund

Investments in Securities

March 31, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Consumer Discretionary (0.8%)
Hotels & Resort REITs (0.8%)
Hilton Worldwide Holdings, Inc.	12,700	$866,648

Real Estate (98.7%)
Health Care REITs (11.3%)
Healthcare Trust of America, Inc. - Class A	63,600	1,544,208
Healthpeak Properties, Inc.	131,700	3,141,045
Omega Healthcare Investors, Inc.	50,100	1,329,654
Physicians Realty Trust	43,000	599,420
Ventas, Inc.	69,296	1,857,133
Welltower, Inc.	72,700	3,328,206
		11,799,666
Hotels & Resort REITs (2.3%)
Host Hotels & Resorts, Inc.	141,146	1,558,252
Ryman Hospitality Properties, Inc.	21,800	781,530
		2,339,782
Industrial REITs (14.1%)
Duke Realty Corp.	137,600	4,455,488
First Industrial Realty Trust, Inc.	48,500	1,611,655
ProLogis, Inc.	106,981	8,598,063
		14,665,206
Office REITs (11.7%)
Alexandria Real Estate Equities, Inc.	38,622	5,293,531
Boston Properties, Inc.	24,883	2,294,959
Cousins Properties, Inc.	66,650	1,950,846
Highwoods Properties, Inc.	19,400	687,148
Kilroy Realty Corp.	30,936	1,970,623
		12,197,107
Residential REITs (19.6%)
American Homes 4 Rent - Class A	118,700	2,753,840
Apartment Investment & Management Co. - Class A	27,500	966,625
AvalonBay Communities, Inc.	21,526	3,167,981
Camden Property Trust	31,200	2,472,288
Equity Lifestyle Properties, Inc.	13,000	747,240
Equity Residential	27,100	1,672,341
Essex Property Trust, Inc.	9,016	1,985,684
Invitation Homes, Inc.	140,400	3,000,348
Sun Communities, Inc.	13,100	1,635,535
UDR, Inc.	55,700	2,035,278
		20,437,160
Retail REITs (8.0%)
Agree Realty Corp.	22,900	1,417,510
Brixmor Property Group, Inc.	69,500	660,250
Realty Income Corp.	34,200	1,705,212
Regency Centers Corp.	14,914	573,145
Simon Property Group, Inc.	43,679	2,396,230
Spirit Realty Capital, Inc.	35,900	938,785
Weingarten Realty Investors	47,400	683,982
		8,375,114
Specialized REITs (31.7%)
Crown Castle International Corp.	4,800	693,120
CubeSmart	29,800	798,342
CyrusOne, Inc.	42,000	2,593,500
Digital Realty Trust, Inc.	33,900	4,709,049
Equinix, Inc.	14,234	8,890,130
Extra Space Storage, Inc.	18,500	1,771,560
Four Corners Property Trust, Inc.	48,900	914,919
Gaming and Leisure Properties, Inc.	34,500	955,995
Public Storage	18,000	3,574,980
QTS Realty Trust, Inc. - Class A	44,700	2,593,047

See accompanying notes to investments in securities.

STORE Capital Corp.	66,100	$1,197,732
VEREIT, Inc.	314,300	1,536,927
VICI Properties, Inc.	166,641	2,772,906
		33,002,207
Total common stocks (cost: $115,590,164)		103,682,890

Short-Term Securities (0.6%)
Investment Companies (0.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.321%	581,641	581,641
Total short-term securities (cost: $581,641)		581,641
Total investments in securities (cost: $116,171,805) (b)		104,264,531
Liabilities in excess of cash and other assets (-0.1%)		(105,441)
Total net assets (100.0%)		$104,159,090

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	At March 31, 2020 the cost of investments for federal income tax purposes was $116,851,357. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$5,989,150
Gross unrealized depreciation	(18,575,976)
Net unrealized depreciation	$(12,586,826)

See accompanying notes to investments in securities.

SFT T. Rowe Price Value Fund

Investments in Securities

March 31, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.8%)
Consumer Discretionary (3.5%)
Hotels & Resort REITs (0.4%)
Hilton Worldwide Holdings, Inc.	9,600	$655,104

Hotels, Restaurants & Leisure (1.6%)
Marriott International, Inc. - Class A	5,771	431,728
McDonald’s Corp.	8,100	1,339,335
Yum! Brands, Inc.	8,864	607,450
		2,378,513
Media (0.7%)
Charter Communications, Inc. - Class A (b)	700	305,417
The Walt Disney Co.	7,168	692,429
		997,846
Multiline Retail (0.4%)
Dollar Tree, Inc. (b)	7,517	552,274

Specialty Retail (0.4%)
Ross Stores, Inc.	5,950	517,472

Textiles, Apparel & Luxury Goods (0.0%)
VF Corp.	800	43,264

Consumer Staples (4.3%)
Beverages (0.2%)
PepsiCo, Inc.	1,900	228,190

Food & Staples Retailing (0.2%)
CVS Health Corp.	4,800	284,784

Food Products (2.7%)
Mondelez International, Inc. - Class A	5,400	270,432
Tyson Foods, Inc. - Class A	65,676	3,800,670
		4,071,102
Household Products (0.4%)
The Procter & Gamble Co.	5,600	616,000

Tobacco (0.8%)
Altria Group, Inc.	7,500	290,025
Philip Morris International, Inc.	11,760	858,010
		1,148,035
Energy (4.7%)
Oil, Gas & Consumable Fuels (4.7%)
Chevron Corp.	11,675	845,971
ConocoPhillips	27,713	853,560
Continental Resources, Inc.	26,531	202,697
Enbridge, Inc. (c)	19,400	564,346
EOG Resources, Inc.	22,787	818,509
Suncor Energy, Inc. (c)	31,400	496,120
TC Energy Corp. (c)	54,195	2,400,838
The Williams Cos., Inc.	8,933	126,402
TOTAL SA ADR (c)	17,300	644,252
		6,952,695
Financial (16.2%)
Capital Markets (3.8%)
CME Group, Inc.	5,553	960,169
E*Trade Financial Corp.	22,726	779,956
Intercontinental Exchange, Inc.	6,806	549,585
Morgan Stanley	75,135	2,554,590
State Street Corp.	2,711	144,415
The Charles Schwab Corp.	21,830	733,925
		5,722,640

See accompanying notes to investments in securities.

Commercial Banks (5.9%)
Bank of America Corp.	122,714	$2,605,218
Citigroup, Inc.	35,119	1,479,212
Fifth Third Bancorp	54,309	806,489
JPMorgan Chase & Co.	20,112	1,810,683
The PNC Financial Services Group, Inc.	4,200	402,024
Truist Financial Corp.	5,200	160,368
Wells Fargo & Co.	50,323	1,444,270
		8,708,264
Diversified Financial Services (0.8%)
Equitable Holdings, Inc.	78,935	1,140,611

Insurance (5.7%)
American International Group, Inc.	131,563	3,190,403
Chubb, Ltd. (c)	17,770	1,984,731
Hartford Financial Services Group, Inc.	10,600	373,544
Marsh & McLennan Cos., Inc.	14,877	1,286,266
MetLife, Inc.	29,100	889,587
Willis Towers Watson PLC (c)	4,425	751,586
		8,476,117
Health Care (15.4%)
Biotechnology (2.5%)
AbbVie, Inc.	43,173	3,289,351
Biogen, Inc. (b)	1,250	395,475
		3,684,826
Health Care Equipment & Supplies (7.4%)
Becton Dickinson and Co.	6,510	1,495,803
Boston Scientific Corp. (b)	43,104	1,406,483
Danaher Corp.	39,106	5,412,661
Envista Holdings Corp. (c)	28,704	428,838
Medtronic PLC (c)	5,409	487,784
Stryker Corp.	7,473	1,244,180
Zimmer Biomet Holdings, Inc.	5,118	517,327
		10,993,076
Health Care Providers & Services (2.0%)
Anthem, Inc.	5,063	1,149,504
HCA Healthcare, Inc.	8,911	800,653
UnitedHealth Group, Inc.	4,031	1,005,251
		2,955,408
Life Sciences Tools & Services (2.6%)
Agilent Technologies, Inc.	11,668	835,662
Thermo Fisher Scientific, Inc.	10,780	3,057,208
		3,892,870
Pharmaceuticals (0.9%)
Bausch Health Cos., Inc. (b) (c)	9,301	144,166
Elanco Animal Health, Inc. (b)	47,726	1,092,622
		1,236,788
Industrials (9.5%)
Aerospace & Defense (0.4%)
The Boeing Co.	4,300	641,302

Airlines (0.0%)
United Airlines Holdings, Inc. (b)	172	5,427

Construction & Engineering (0.9%)
Jacobs Engineering Group, Inc.	17,097	1,355,279

Electrical Equipment (0.3%)
Rockwell Automation, Inc.	3,100	467,821

Industrial Conglomerates (4.9%)
General Electric Co.	705,866	5,604,576
Honeywell International, Inc.	6,874	919,672
Roper Technologies, Inc.	2,502	780,149
		7,304,397

See accompanying notes to investments in securities.

Machinery (1.6%)
Caterpillar, Inc.	700	$81,228
Cummins, Inc.	2,300	311,236
Deere & Co.	13,700	1,892,792
		2,285,256
Road & Rail (1.4%)
Norfolk Southern Corp.	6,999	1,021,854
Union Pacific Corp.	7,299	1,029,451
		2,051,305
Information Technology (21.6%)
Communications Equipment (1.2%)
Motorola Solutions, Inc.	13,691	1,819,808

Electronic Equipment, Instruments & Components (1.1%)
Keysight Technologies, Inc. (b)	19,621	1,641,885

Interactive Media & Services (2.5%)
Alphabet, Inc. - Class C (b)	2,908	3,381,451
Facebook, Inc. - Class A (b)	1,900	316,920
		3,698,371
IT Services (0.2%)
Fidelity National Information Services, Inc.	3,087	375,503

Semiconductors & Semiconductor Equipment (10.6%)
Applied Materials, Inc.	56,100	2,570,502
ASML Holding NV (c)	1,393	364,464
Broadcom, Inc.	3,106	736,433
Intel Corp.	15,000	811,800
Micron Technology, Inc. (b)	35,539	1,494,770
NVIDIA Corp.	3,500	922,600
NXP Semiconductors NV (c)	24,729	2,050,776
QUALCOMM, Inc.	57,549	3,893,190
Texas Instruments, Inc.	17,912	1,789,946
Xilinx, Inc.	13,100	1,021,014
		15,655,495
Software (6.0%)
Microsoft Corp.	48,774	7,692,148
Synopsys, Inc. (b)	9,341	1,203,027
		8,895,175
Materials (5.2%)
Chemicals (3.5%)
DuPont de Nemours, Inc.	9,300	317,130
Linde PLC (c)	22,400	3,875,200
PPG Industries, Inc.	12,200	1,019,920
		5,212,250
Containers & Packaging (1.7%)
Ball Corp.	274	17,717
International Paper Co.	12,577	391,522
Packaging Corp. of America	20,943	1,818,480
WestRock Co.	7,800	220,428
		2,448,147
Real Estate (4.4%)
Industrial REITs (3.4%)
ProLogis, Inc.	63,645	5,115,149

Specialized REITs (1.0%)
Digital Realty Trust, Inc.	8,751	1,215,601
Weyerhaeuser Co.	12,069	204,570
		1,420,171
Utilities (13.0%)
Electric Utilities (9.1%)
American Electric Power Co., Inc.	11,269	901,294
Edison International	36,038	1,974,522
Entergy Corp.	14,762	1,387,185
NextEra Energy, Inc.	29,935	7,202,960

See accompanying notes to investments in securities.

The Southern Co.	36,769	$1,990,674
		13,456,635
Multi-Utilities (3.9%)
Ameren Corp.	17,342	1,263,018
CenterPoint Energy, Inc.	47,485	733,643
Dominion Energy, Inc.	1,600	115,504
NiSource, Inc.	21,634	540,201
Sempra Energy	28,560	3,226,995
		5,879,361
Total common stocks (cost: $168,289,707)		144,984,616

Preferred Stocks (1.6%)
Health Care (0.3%)
Becton Dickinson and Co. Series A, 6.125%	7,299	381,592

Industrials (0.1%)
Fortive Corp. Series A, 5.000%	316	227,434

Information Technology (0.3%)
Broadcom, Inc. Series A, 8.000%	466	435,412

Utilities (0.9%)
Sempra Energy Series A, 6.000%	4,348	402,277
Sempra Energy Series B, 6.750%	2,130	200,071
The Southern Co. Series 2019, 6.750%	16,130	716,172
		1,318,520
Total Preferred Stocks (cost: $2,610,132)		2,362,958

	Principal/ Shares	Value(a)
Long-Term Debt Securities (0.1%)
Corporate Obligations (0.1%)
Energy (0.1%)
Oil & Gas (0.1%)
Occidental Petroleum Corp., 2.600%, 08/13/21	$70,000	55,040
Total long-term debt securities (cost: $46,442)		55,040

Short-Term Securities (0.1%)
Investment Companies (0.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.321%	83,126	83,126
T. Rowe Price Reserve Investment Fund, current rate 0.904%	131,430	131,430
Total short-term securities (cost: $214,556)		214,556
Total investments in securities (cost: $171,160,837) (d)		147,617,170
Cash and other assets in excess of liabilities (0.4%)		604,691
Total net assets (100.0%)		$148,221,861

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 9.6% of net assets in foreign securities at March 31, 2020.
(d)	At March 31, 2020 the cost of investments for federal income tax purposes was $173,410,272. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$5,323,884
Gross unrealized depreciation	(31,116,986)
Net unrealized depreciation	$(25,793,102)

See accompanying notes to investments in securities.

SFT Wellington Core Equity Fund

Investments in Securities

March 31, 2020

(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.8%)
Communication Services (1.8%)
Diversified Telecommunication Services (1.8%)
Verizon Communications, Inc.	32,664	$1,755,037

Consumer Discretionary (10.3%)
Hotels, Restaurants & Leisure (1.6%)
McDonald’s Corp.	9,380	1,550,983

Internet & Catalog Retail (3.9%)
Amazon.com, Inc. (b)	1,924	3,751,261

Media (1.5%)
The Walt Disney Co.	14,760	1,425,816

Specialty Retail (1.3%)
The TJX Cos., Inc.	25,954	1,240,861

Textiles, Apparel & Luxury Goods (2.0%)
NIKE, Inc. - Class B	14,789	1,223,642
VF Corp.	14,171	766,367
		1,990,009
Consumer Staples (11.9%)
Beverages (2.4%)
Constellation Brands, Inc. - Class A	8,201	1,175,695
Monster Beverage Corp. (b)	19,353	1,088,800
		2,264,495
Food & Staples Retailing (3.6%)
Costco Wholesale Corp.	5,414	1,543,694
Walmart, Inc.	17,278	1,963,126
		3,506,820
Food Products (1.6%)
Kellogg Co.	25,522	1,531,065

Household Products (4.3%)
Colgate-Palmolive Co.	23,693	1,572,268
The Procter & Gamble Co.	23,362	2,569,820
		4,142,088
Energy (0.5%)
Oil, Gas & Consumable Fuels (0.5%)
EOG Resources, Inc.	14,886	534,705

Financial (10.3%)
Commercial Banks (5.6%)
Bank of America Corp.	89,682	1,903,949
JPMorgan Chase & Co.	24,401	2,196,822
The PNC Financial Services Group, Inc.	13,249	1,268,194
		5,368,965
Consumer Finance (1.7%)
American Express Co.	11,056	946,504
Capital One Financial Corp.	12,728	641,746
		1,588,250
Insurance (3.0%)
Athene Holding, Ltd. - Class A (b) (c)	16,743	415,561
Chubb, Ltd. (c)	12,426	1,387,860
The Allstate Corp.	12,345	1,132,407
		2,935,828
Health Care (17.3%)
Health Care Equipment & Supplies (7.5%)
Abbott Laboratories	10,692	843,706
Baxter International, Inc.	21,579	1,751,999
Becton Dickinson and Co.	4,651	1,068,660

See accompanying notes to investments in securities.

Danaher Corp.	8,189	$1,133,439
Hologic, Inc. (b)	23,206	814,531
Medtronic PLC (c)	18,185	1,639,923
		7,252,258
Health Care Providers & Services (3.2%)
Anthem, Inc.	1,068	242,479
Laboratory Corp. of America Holdings (b)	7,488	946,408
UnitedHealth Group, Inc.	7,510	1,872,844
		3,061,731
Life Sciences Tools & Services (1.6%)
Thermo Fisher Scientific, Inc.	5,383	1,526,619

Pharmaceuticals (5.0%)
Allergan PLC (c)	6,109	1,081,904
Eli Lilly & Co.	15,661	2,172,494
Merck & Co., Inc.	20,385	1,568,422
		4,822,820
Industrials (8.6%)
Aerospace & Defense (1.2%)
Raytheon Co.	8,514	1,116,611

Building Products (0.9%)
Fortune Brands Home & Security, Inc.	19,949	862,794

Commercial Services & Supplies (1.2%)
Republic Services, Inc.	14,594	1,095,426

Electrical Equipment (1.1%)
AMETEK, Inc.	14,594	1,051,060

Machinery (2.0%)
IDEX Corp.	1,092	150,816
Illinois Tool Works, Inc.	8,914	1,266,858
Snap-On, Inc.	4,952	538,876
		1,956,550
Professional Services (0.8%)
Equifax, Inc.	6,660	795,537

Road & Rail (1.4%)
Norfolk Southern Corp.	6,358	928,268
Uber Technologies, Inc. (b)	16,164	451,299
		1,379,567
Information Technology (27.8%)
Communications Equipment (1.4%)
Motorola Solutions, Inc.	9,797	1,302,217

Computers & Peripherals (3.9%)
Apple, Inc.	14,883	3,784,598

Electronic Equipment, Instruments & Components (1.6%)
CDW Corp.	7,969	743,269
Corning, Inc.	41,098	844,153
		1,587,422
Interactive Media & Services (4.6%)
Alphabet, Inc. - Class A (b)	2,299	2,671,323
Facebook, Inc. - Class A (b)	7,032	1,172,937
GoDaddy, Inc. - Class A (b)	10,806	617,131
		4,461,391
IT Services (5.5%)
Fidelity National Information Services, Inc.	4,700	571,708
Global Payments, Inc.	7,889	1,137,830
Leidos Holdings, Inc.	17,669	1,619,364
Mastercard, Inc. - Class A	8,008	1,934,413
		5,263,315
Semiconductors & Semiconductor Equipment (4.4%)
KLA Corp.	5,715	821,474
Micron Technology, Inc. (b)	18,503	778,236

See accompanying notes to investments in securities.

QUALCOMM, Inc.	8,554	$578,678
Teradyne, Inc.	18,501	1,002,199
Texas Instruments, Inc.	10,919	1,091,136
		4,271,723
Software (6.4%)
Microsoft Corp.	24,347	3,839,765
Salesforce.com, Inc. (b)	8,442	1,215,479
SS&C Technologies Holdings, Inc.	13,410	587,626
Workday, Inc. - Class A (b)	4,130	537,809
		6,180,679
Materials (1.7%)
Chemicals (1.7%)
Ecolab, Inc.	5,620	875,765
PPG Industries, Inc.	9,437	788,933
		1,664,698
Real Estate (2.4%)
Office REITs (1.0%)
Boston Properties, Inc.	10,665	983,633

Specialized REITs (1.4%)
American Tower Corp.	6,329	1,378,140

Utilities (5.2%)
Electric Utilities (5.2%)
American Electric Power Co., Inc.	21,054	1,683,899
NextEra Energy, Inc.	9,446	2,272,897
Pinnacle West Capital Corp.	14,128	1,070,761
		5,027,557
Total common stocks (cost: $87,413,877)		94,412,529

Short-Term Securities (1.6%)
Investment Companies (1.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.321%	1,508,464	1,508,464
Total short-term securities (cost: $1,508,464)		1,508,464
Total investments in securities (cost: $88,922,341) (d)		95,920,993
Cash and other assets in excess of liabilities (0.6%)		545,673
Total net assets (100.0%)		$96,466,666

Investments in Securities Legend

(a)	Securities are valued by procedures described in Note 2 of the Notes to Investments in Securities.
(b)	Non-income producing security.
(c)	Foreign security: The Fund held 4.7% of net assets in foreign securities at March 31, 2020.
(d)	At March 31, 2020 the cost of investments for federal income tax purposes was $88,984,845. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$14,964,055
Gross unrealized depreciation	(8,027,907)
Net unrealized appreciation	$6,936,148

See accompanying notes to investments in securities.

Securian Funds Trust

Notes to Financial Statements

March 31, 2020

(Unaudited)

(1)         Organization

Securian Funds Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a no-load, diversified open-end management investment company, except that SFT International Bond Fund operates as a non-diversified, open-end management investment company. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Core Bond Fund	✓	✓
SFT Dynamic Managed Volatility Fund	NA	✓
SFT Index 400 Mid-Cap Fund	✓	✓
SFT Index 500 Fund	✓	✓
SFT International Bond Fund	✓	✓
SFT IvySM Growth Fund	NA	✓
SFT IvySM Small Cap Growth Fund	NA	✓
SFT Managed Volatility Equity Fund	NA	✓
SFT Real Estate Securities Fund	✓	✓
SFT T. Rowe Price Value Fund	NA	✓
SFT Wellington Core Equity Fund	✓	✓

Securian Asset Management, Inc. (Securian AM), a wholly-owned subsidiary of Securian Financial Group, Inc. (“Securian Financial Group”), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Trust’s prospectus provides a detailed description of each Fund’s investment objective, policies and strategies.

Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company (“Minnesota Life”) and Securian Life Insurance Company (“Securian Life”) in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

(2)         Summary of Significant Accounting Policies

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, “Financial Services — Investment Companies.” The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Investments in Securities

Each Fund’s net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security

Securian Funds Trust

Notes to Financial Statements — continued

characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee (“the Valuation Committee”) under the supervision of the Trust’s Board of Trustees (the “Board”) and in accordance with Board-approved valuation policies and procedures. The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund’s investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security’s primary exchange or market (for example, a foreign exchange or market) and before the time the Fund’s net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund’s valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities are valued at market value. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (“FCM”) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is

Securian Funds Trust

Notes to Financial Statements — continued

significantly reduced as creditors to the FCM do not have claim to a Fund’s assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party’s payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate (i.e. LIBOR).

These agreements are executed on a registered exchange (“centrally cleared interest rate swaps”), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At March 31, 2020, no Funds were invested in repurchase agreements.

Securities Purchased or Sold on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of March 31, 2020, the SFT Core Bond Fund had entered into outstanding, when-issued or forward commitments of $4,914,089. The Funds have segregated assets to cover such when-issued and forward commitments.

(3)         Illiquid Securities

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, no Fund may acquire an “illiquid investment” if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At March 31, 2020, the SFT Core Bond Fund and SFT International Bond Fund held illiquid securities of $4,646,681, and $500,737, respectively, which represent 1.0% and 0.5% of net assets, respectively.

(4)         Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements

Securian Funds Trust

Notes to Financial Statements — continued

for disclosure purposes. Inputs refer broadly to the assumption that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust’s estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor’s own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for as of March 31, 2020, in valuing the Fund’s assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at March 31, 2020 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$—	$153,178,451	$—	$153,178,451
Asset-Backed Securities	—	68,705,927	—	68,705,927
Other Mortgage-Backed Securities	—	62,110,265	—	62,110,265
Corporate Obligations	—	178,319,536	—	178,319,536
Investment Companies	10,880,907	—	—	10,880,907
Total Investments	10,880,907	462,314,179		473,195,086

Other Financial Instruments*
Futures Contracts	4,383,864	—	—	4,383,864

Liabilities
Other Financial Instruments*
Futures Contracts	(2,521,240)	—	—	(2,521,240)

SFT Dynamic Managed Volatility Fund
Assets
Government Obligations	—	17,116,365	—	17,116,365
Other Mortgage-Backed Securities	—	1,621,872	—	1,621,872
Corporate Obligations	—	156,936,273	—	156,936,273
Purchased Options	12,829,845	—	—	12,829,845
Investment Companies	329,805,346	—	—	329,805,346
Total Investments	342,635,191	175,674,510	—	518,309,701

Other Financial Instruments*
Futures Contracts	1,628,696	—	—	1,628,696

Liabilities
Other Financial Instruments*
Futures Contracts	(1,313,081)	—	—	(1,313,081)
Written Options	(5,866,294)	—	—	(5,866,294)

SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	131,634,195	—	—	131,634,195
Investment Companies	5,481,484	—	—	5,481,484
Total Investments	137,115,679	—	—	137,115,679

Liabilities
Other Financial Instruments*
Futures Contracts	(188,982)	—	—	(188,982)

SFT Index 500 Fund
Assets
Common Stocks	713,715,014	—	—	713,715,014
Investment Companies	9,276,264	—	—	9,276,264

Securian Funds Trust

Notes to Financial Statements — continued

Total Investments	722,991,278	—	—	722,991,278

Liabilities
Other Financial Instruments*
Futures Contracts	(388,136)	—	—	(388,136)

	Fair Value Measurement at March 31, 2020 using
Fund	Level 1	Level 2	Level 3	Total
SFT International Bond Fund
Assets
Long-Term Debt Securities	$—	$75,218,339	$—	$75,218,339
Short-Term Debt Securities	—	3,003,268	—	3,003,268
Investment Companies	11,080,129	—	—	11,080,129
Total Investments	11,080,129	78,221,607	—	89,301,736

Other Financial Instruments*
Forward Foreign Currency Contracts	—	5,390,493	—	5,390,493

Liabilities
Other Financial Instruments*
Forward Foreign Currency Contracts	—	(2,020,092)	—	(2,020,092)

SFT IvySM Growth Fund
Assets
Common Stocks	439,970,053	—	—	439,970,053
Investment Companies	17,577,670	—	—	17,577,670
Total Investments	457,547,723	—	—	457,547,723

SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	129,573,314	—	—	129,573,314
Investment Companies	4,195,317	—	—	4,195,317
Total Investments	133,768,631	—	—	133,768,631

SFT Managed Volatility Equity Fund
Assets
Investment Companies	332,065,264	—	—	332,065,264
Purchased Options	8,741,170	—	—	8,741,170
Total Investments	340,806,434	—	—	340,806,434

Liabilities
Other Financial Instruments*
Futures Contracts	(2,307,783)	—	—	(2,307,783)
Written Options	(4,033,224)	—	—	(4,033,224)

SFT Real Estate Securities Fund
Assets
Common Stocks	103,682,890	—	—	103,682,890
Investment Companies	581,641	—	—	581,641
Total Investments	104,264,531	—	—	104,264,531

SFT T. Rowe Price Value Fund
Assets
Common Stocks	144,984,616	—	—	144,984,616
Corporate Obligations	—	55,040	—	55,040
Preferred Stocks	2,362,958	—	—	2,362,958
Investment Companies	214,556	—	—	214,556

Securian Funds Trust

Notes to Financial Statements — continued

Total Investments	147,562,130	55,040	—	147,617,170

SFT Wellington Core Equity Fund
Assets
Common Stocks	94,412,529	—	—	94,412,529
Investment Companies	1,508,464	—	—	1,508,464
Total Investments	95,920,993	—	—	95,920,993

* Investments in Other Financial Instruments are derivatives instruments reflected in the Investments in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the instruments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities — These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities — These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency and Interest Rate Swap Contracts — These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds’ policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels during the period.

(5)         Subsequent Events

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and has now been declared a pandemic by the World Health Organization. The impact of COVID-19 could be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund’s investments.  This may impact liquidity in the marketplace, which in turn may affect the Fund’s ability to meet redemption requests. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 pandemic and its effects cannot be determined

Securian Funds Trust

Notes to Financial Statements — continued

with certainty, and could prevent a Fund from executing advantageous investment decisions in a timely manner and negatively impact a Fund’s ability to achieve its investment objective.

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there are no other events that require disclosure.